UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08876

Senior Debt Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2021

Date of Reporting Period

Item 1.	Reports to Stockholders

Senior Debt Portfolio

April 30, 2021

Portfolio of Investments (Unaudited)

Asset-Backed Securities — 4.0%
Security	Principal Amount (000’s omitted)	Value

Alinea CLO, Ltd.:

Series 2018-1A, Class D, 3.288%, (3 mo. USD LIBOR + 3.10%), 7/20/31(1)(2)	$2,500	$2,501,975

Series 2018-1A, Class E, 6.188%, (3 mo. USD LIBOR + 6.00%), 7/20/31(1)(2)	3,000	2,963,337

AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 7.094%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	5,000	4,932,365

AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 6.375%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	3,525	3,216,989

Apidos CLO XX, Series 2015-20A, Class DR, 5.884%, (3 mo. USD LIBOR + 5.70%), 7/16/31(1)(2)	2,375	2,236,371

Ares LII CLO, Ltd., Series 2019-52A, Class E, 6.734%, (3 mo. USD LIBOR + 6.55%), 4/22/31(1)(2)	1,250	1,250,766

Ares XLIX CLO, Ltd.:

Series 2018-49A, Class D, 3.184%, (3 mo. USD LIBOR + 3.00%), 7/22/30(1)(2)	2,500	2,501,807

Series 2018-49A, Class E, 5.884%, (3 mo. USD LIBOR + 5.70%), 7/22/30(1)(2)	3,500	3,437,742

Ares XXXIIR CLO, Ltd.:

Series 2014-32RA, Class C, 3.094%, (3 mo. USD LIBOR + 2.90%), 5/15/30(1)(2)	5,000	4,938,455

Series 2014-32RA, Class D, 6.044%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	1,000	980,052

Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 5.884%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,000	3,904,756

Babson CLO, Ltd.:

Series 2015-1A, Class DR, 2.788%, (3 mo. USD LIBOR + 2.60%), 1/20/31(1)(2)	2,500	2,437,743

Series 2018-1A, Class C, 2.784%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	3,500	3,378,378

Bain Capital Credit CLO, Ltd., Series 2018-1A, Class D, 2.873%, (3 mo. USD LIBOR + 2.70%), 4/23/31(1)(2)	5,000	4,819,660

Benefit Street Partners CLO V-B, Ltd.:

Series 2018-5BA, Class C, 3.118%, (3 mo. USD LIBOR + 2.93%), 4/20/31(1)(2)	5,000	4,838,355

Series 2018-5BA, Class D, 6.138%, (3 mo. USD LIBOR + 5.95%), 4/20/31(1)(2)	3,500	3,298,578

Benefit Street Partners CLO VIII, Ltd., Series 2015-8A, Class DR, 5.788%, (3 mo. USD LIBOR + 5.60%), 1/20/31(1)(2)	5,401	4,979,938

Benefit Street Partners CLO XIV, Ltd., Series 2018-14A, Class D, 2.788%, (3 mo. USD LIBOR + 2.60%), 4/20/31(1)(2)	1,500	1,450,176

Security	Principal Amount (000’s omitted)	Value

Benefit Street Partners CLO XVI, Ltd.:

Series 2018-16A, Class D, 3.89%, (3 mo. USD LIBOR + 3.70%), 1/17/32(1)(2)	$2,000	$2,003,630

Series 2018-16A, Class E, 6.89%, (3 mo. USD LIBOR + 6.70%), 1/17/32(1)(2)	2,250	2,241,927

Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class E, 6.784%, (3 mo. USD LIBOR + 6.60%), 7/15/32(1)(2)	1,750	1,751,279

Betony CLO 2, Ltd.:

Series 2018-1A, Class C, 3.086%, (3 mo. USD LIBOR + 2.90%), 4/30/31(1)(2)	2,500	2,478,420

Series 2018-1A, Class D, 5.836%, (3 mo. USD LIBOR + 5.65%), 4/30/31(1)(2)	4,550	4,334,521

BlueMountain CLO, Ltd.:

Series 2015-3A, Class CR, 2.788%, (3 mo. USD LIBOR + 2.60%), 4/20/31(1)(2)	5,000	4,731,750

Series 2015-3A, Class DR, 5.588%, (3 mo. USD LIBOR + 5.40%), 4/20/31(1)(2)	3,000	2,696,997

Series 2016-3A, Class DR, 3.294%, (3 mo. USD LIBOR + 3.10%), 11/15/30(1)(2)	1,500	1,446,851

Series 2016-3A, Class ER, 6.144%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	1,500	1,394,640

Series 2018-1A, Class D, 3.236%, (3 mo. USD LIBOR + 3.05%), 7/30/30(1)(2)	2,500	2,397,095

Series 2018-1A, Class E, 6.136%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	2,000	1,873,076

BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, (3 mo. USD LIBOR + 6.84%), 4/20/34(1)(3)	1,250	1,249,253

Canyon Capital CLO, Ltd.:

Series 2012-1RA, Class E, 5.884%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,875	4,623,279

Series 2016-1A, Class DR, 2.984%, (3 mo. USD LIBOR + 2.80%), 7/15/31(1)(2)	3,000	2,969,025

Series 2016-1A, Class ER, 5.934%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	4,000	3,859,692

Series 2016-2A, Class ER, 6.184%, (3 mo. USD LIBOR + 6.00%), 10/15/31(1)(2)	4,500	4,290,511

Series 2018-1A, Class D, 3.084%, (3 mo. USD LIBOR + 2.90%), 7/15/31(1)(2)	3,000	2,972,481

Series 2018-1A, Class E, 5.934%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	2,750	2,684,709

Carlyle C17 CLO, Ltd.:

Series C17A, Class CR, 3.005%, (3 mo. USD LIBOR + 2.80%), 4/30/31(1)(2)	5,000	4,912,015

Series C17A, Class DR, 6.205%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(2)	3,500	3,353,647

Carlyle Global Market Strategies CLO, Ltd.:

Series 2012-3A, Class CR2, 3.686%, (3 mo. USD LIBOR + 3.50%), 1/14/32(1)(2)	2,500	2,453,650

18	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Carlyle Global Market Strategies CLO, Ltd.: (continued)

Series 2012-3A, Class DR2, 6.686%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	$1,500	$1,423,932

Series 2014-3RA, Class C, 3.131%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	961,377

Series 2014-3RA, Class D, 5.581%, (3 mo. USD LIBOR + 5.40%), 7/27/31(1)(2)	2,150	1,988,464

Series 2014-4RA, Class C, 3.084%, (3 mo. USD LIBOR + 2.90%), 7/15/30(1)(2)	2,750	2,627,364

Series 2014-4RA, Class D, 5.834%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	3,500	3,174,171

Dryden CLO, Ltd.:

Series 2018-55A, Class D, 3.034%, (3 mo. USD LIBOR + 2.85%), 4/15/31(1)(2)	1,500	1,480,919

Series 2018-55A, Class E, 5.584%, (3 mo. USD LIBOR + 5.40%), 4/15/31(1)(2)	2,000	1,930,686

Dryden Senior Loan Fund:

Series 2015-41A, Class DR, 2.784%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	7,000	6,815,648

Series 2015-41A, Class ER, 5.484%, (3 mo. USD LIBOR + 5.30%), 4/15/31(1)(2)	1,268	1,208,345

Series 2016-42A, Class DR, 3.114%, (3 mo. USD LIBOR + 2.93%), 7/15/30(1)(2)	2,500	2,478,035

Series 2016-42A, Class ER, 5.734%, (3 mo. USD LIBOR + 5.55%), 7/15/30(1)(2)	3,500	3,387,881

Fort Washington CLO, Ltd., Series 2019-1A, Class E, 7.438%, (3 mo. USD LIBOR + 7.25%), 10/20/32(1)(2)	1,000	1,002,342

Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 6.829%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	4,500	4,427,806

Galaxy XXV CLO, Ltd.:

Series 2015-19A, Class D1R, 6.706%, (3 mo. USD LIBOR + 6.53%), 7/24/30(1)(2)	2,000	1,959,786

Series 2018-25A, Class D, 3.276%, (3 mo. USD LIBOR + 3.10%), 10/25/31(1)(2)	2,500	2,495,385

Series 2018-25A, Class E, 6.126%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	3,500	3,382,872

Goldentree Loan Management US CLO 5, Ltd., Series 2019-5A, Class D, 4.038%, (3 mo. USD LIBOR + 3.85%), 10/20/32(1)(2)	1,500	1,507,152

Golub Capital Partners CLO 37B, Ltd., Series 2018-37A, Class E, 5.938%, (3 mo. USD LIBOR + 5.75%), 7/20/30(1)(2)	4,750	4,364,015

Golub Capital Partners CLO Ltd.:

Series 2018-37A, Class D, 3.488%, (3 mo. USD LIBOR + 3.30%), 7/20/30(1)(2)	4,000	3,942,320

Series 2020-48A, Class D, 3.99%, (3 mo. USD LIBOR + 3.80%), 4/17/33(1)(2)	2,000	2,002,318

Security	Principal Amount (000’s omitted)	Value

Harriman Park CLO, Ltd., Series 2020-1A, Class ER, (3 mo. USD LIBOR + 6.40%), 4/20/34(1)(4)	$1,000	$1,000,000

ICG US CLO, Ltd.:

Series 2018-2A, Class D, 3.284%, (3 mo. USD LIBOR + 3.10%), 7/22/31(1)(2)	2,000	1,947,500

Series 2018-2A, Class E, 5.934%, (3 mo. USD LIBOR + 5.75%), 7/22/31(1)(2)	3,000	2,780,841

Kayne CLO 5, Ltd., Series 2019-5A, Class E, 6.876%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	1,750	1,752,310

Kayne CLO 11, Ltd., Series 2021-11A, Class E, 6.416%, (3 mo. USD LIBOR + 6.25%), 4/15/34(1)(2)	750	750,302

Neuberger Berman CLO XVIII, Ltd., Series 2014-18A, Class DR2, 6.106%, (3 mo. USD LIBOR + 5.92%), 10/21/30(1)(2)	2,000	1,968,364

Neuberger Berman CLO XXII, Ltd.:

Series 2016-22A, Class DR, 3.29%, (3 mo. USD LIBOR + 3.10%), 10/17/30(1)(2)	2,500	2,502,225

Series 2016-22A, Class ER, 6.25%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	3,000	2,971,374

Neuberger Berman Loan Advisers CLO Ltd.:

Series 2018-28A, Class E, 5.788%, (3 mo. USD LIBOR + 5.60%), 4/20/30(1)(2)	1,950	1,907,303

Series 2019-33A, Class E, 6.984%, (3 mo. USD LIBOR + 6.80%), 10/16/32(1)(2)	950	952,822

Oaktree CLO, Ltd.:

Series 2019-3A, Class D, 4.148%, (3 mo. USD LIBOR + 3.96%), 7/20/31(1)(2)	2,625	2,627,402

Series 2019-3A, Class E, 6.958%, (3 mo. USD LIBOR + 6.77%), 7/20/31(1)(2)	1,121	1,102,310

Palmer Square CLO, Ltd.:

Series 2013-2A, Class CRR, 3.39%, (3 mo. USD LIBOR + 3.20%), 10/17/31(1)(2)	2,500	2,503,385

Series 2013-2A, Class DRR, 6.04%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	3,250	3,201,211

Series 2015-1A, Class DR2, 6.432%, (3 mo. USD LIBOR + 6.25%), 5/21/29(1)(2)	1,850	1,851,027

Series 2018-1A, Class C, 2.69%, (3 mo. USD LIBOR + 2.50%), 4/18/31(1)(2)	3,000	2,971,416

Series 2018-1A, Class D, 5.34%, (3 mo. USD LIBOR + 5.15%), 4/18/31(1)(2)	2,000	1,936,978

Series 2018-2A, Class D, 5.784%, (3 mo. USD LIBOR + 5.60%), 7/16/31(1)(2)	2,000	1,964,506

Series 2021-2A, Class E, (3 mo. USD LIBOR + 6.35%), 7/15/34(1)(3)	1,000	1,000,000

Regatta XIII Funding, Ltd.:

Series 2018-2A, Class C, 3.284%, (3 mo. USD LIBOR + 3.10%), 7/15/31(1)(2)	2,500	2,501,383

19	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Regatta XIII Funding, Ltd.: (continued)

Series 2018-2A, Class D, 6.134%, (3 mo. USD LIBOR + 5.95%), 7/15/31(1)(2)	$5,000	$4,812,040

Regatta XIV Funding, Ltd.:

Series 2018-3A, Class D, 3.376%, (3 mo. USD LIBOR + 3.20%), 10/25/31(1)(2)	2,500	2,497,643

Series 2018-3A, Class E, 6.126%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	4,500	4,372,659

Regatta XV Funding, Ltd., Series 2018-4A, Class D, 6.676%, (3 mo. USD LIBOR + 6.50%), 10/25/31(1)(2)	3,875	3,820,324

Southwick Park CLO, LLC:

Series 2019-4A, Class D, 4.038%, (3 mo. USD LIBOR + 3.85%), 7/20/32(1)(2)	1,500	1,503,417

Series 2019-4A, Class E, 6.888%, (3 mo. USD LIBOR + 6.70%), 7/20/32(1)(2)	1,750	1,752,534

Upland CLO, Ltd.:

Series 2016-1A, Class CR, 3.088%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(2)	4,500	4,448,956

Series 2016-1A, Class DR, 6.088%, (3 mo. USD LIBOR + 5.90%), 4/20/31(1)(2)	4,625	4,464,605

Vibrant CLO IX, Ltd.:

Series 2018-9A, Class C, 3.388%, (3 mo. USD LIBOR + 3.20%), 7/20/31(1)(2)	2,500	2,405,268

Series 2018-9A, Class D, 6.438%, (3 mo. USD LIBOR + 6.25%), 7/20/31(1)(2)	3,500	3,226,184

Vibrant CLO X, Ltd.:

Series 2018-10A, Class C, 3.438%, (3 mo. USD LIBOR + 3.25%), 10/20/31(1)(2)	5,000	4,834,010

Series 2018-10A, Class D, 6.378%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(2)	5,000	4,674,390

Voya CLO, Ltd.:

Series 2014-1A, Class DR2, 6.19%, (3 mo. USD LIBOR + 6.00%), 4/18/31(1)(2)	3,250	3,009,493

Series 2015-3A, Class CR, 3.338%, (3 mo. USD LIBOR + 3.15%), 10/20/31(1)(2)	2,500	2,413,570

Series 2015-3A, Class DR, 6.388%, (3 mo. USD LIBOR + 6.20%), 10/20/31(1)(2)	5,500	5,217,822

Series 2016-3A, Class CR, 3.44%, (3 mo. USD LIBOR + 3.25%), 10/18/31(1)(2)	2,000	1,920,288

Series 2016-3A, Class DR, 6.27%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(2)	3,375	3,132,837

Series 2018-1A, Class C, 2.79%, (3 mo. USD LIBOR + 2.60%), 4/19/31(1)(2)	5,000	4,888,150

Webster Park CLO, Ltd.:

Series 2015-1A, Class CR, 3.088%, (3 mo. USD LIBOR + 2.90%), 7/20/30(1)(2)	2,000	1,999,742

Series 2015-1A, Class DR, 5.688%, (3 mo. USD LIBOR + 5.50%), 7/20/30(1)(2)	2,500	2,482,033

Total Asset-Backed Securities (identified cost $287,462,915)		$279,415,333

Common Stocks — 1.1%
Security	Shares	Value

Aerospace and Defense — 0.0%(5)

IAP Global Services, LLC(6)(7)(8)	168	$1,850,364

		$1,850,364

Automotive — 0.0%(5)

Dayco Products, LLC(7)(8)	48,926	$146,778

		$146,778

Business Equipment and Services — 0.0%(5)

Crossmark Holdings, Inc.(7)(8)	37,581	$2,254,860

		$2,254,860

Chemicals and Plastics — 0.1%

Hexion Holdings Corp., Class B(7)(8)	454,988	$7,279,808

		$7,279,808

Containers and Glass Products — 0.0%(5)

LG Newco Holdco, Inc., Class A(7)(8)	342,076	$641,392

		$641,392

Electronics / Electrical — 0.4%

Software Luxembourg Holding S.A., Class A(7)(8)	161,663	$28,291,025

		$28,291,025

Health Care — 0.2%

Akorn Holding Company, LLC, Class A(7)(8)	792,089	$12,326,885

		$12,326,885

Nonferrous Metals / Minerals — 0.0%(5)

ACNR Holdings, Inc., Class A(7)(8)	30,298	$454,470

		$454,470

Oil and Gas — 0.1%

AFG Holdings, Inc.(6)(7)(8)	281,241	$3,068,339

Fieldwood Energy, Inc.(6)(7)(8)	109,481	0

McDermott International, Ltd.(7)(8)	1,382,889	622,300

RDV Resources, Inc., Class A(7)(8)	197,614	34,583

Sunrise Oil & Gas, Inc., Class A(7)(8)	121,973	36,592

		$3,761,814

Publishing — 0.0%(5)

Tweddle Group, Inc.(6)(7)(8)	18,167	$86,657

		$86,657

20	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Radio and Television — 0.1%

Clear Channel Outdoor Holdings, Inc.(7)(8)	482,097	$1,210,063

Cumulus Media, Inc., Class A(7)(8)	371,654	3,571,595

iHeartMedia, Inc., Class A(7)(8)	205,018	3,924,045

		$8,705,703

Retailers (Except Food and Drug) — 0.0%(5)

David’s Bridal, LLC(6)(7)(8)	195,511	$0

Phillips Pet Holding Corp.(6)(7)(8)	2,960	1,141,057

		$1,141,057

Telecommunications — 0.1%

GEE Acquisition Holdings Corp.(6)(7)(8)	390,679	$7,868,275

		$7,868,275

Utilities — 0.1%

Longview Intermediate Holdings, LLC, Class A(6)(7)(8)	359,046	$2,847,235

		$2,847,235

Total Common Stocks (identified cost $94,386,908)		$77,656,323

Convertible Preferred Stocks — 0.1%
Security	Shares	Value

Containers and Glass Products — 0.1%

LG Newco Holdco, Inc., Series A, 13.00%(7)(8)	51,966	$4,053,353

Total Convertible Preferred Stocks (identified cost $2,728,218)		$4,053,353

Corporate Bonds — 6.2%
Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.2%

Spirit AeroSystems, Inc., 5.50%, 1/15/25(1)	3,750	$3,970,312

Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd., 8.00%, 9/20/25(1)	3,175	3,579,305

TransDigm, Inc.:

6.25%, 3/15/26(1)	1,500	1,590,000

8.00%, 12/15/25(1)	1,500	1,631,310

		$10,770,927

Security	Principal Amount* (000’s omitted)	Value

Air Transport — 0.9%

American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:

5.50%, 4/20/26(1)	19,300	$20,289,125

5.75%, 4/20/29(1)	14,475	15,528,056

Delta Air Lines, Inc., 7.00%, 5/1/25(1)	5,300	6,166,225

Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	7,925	8,708,973

United Airlines, Inc.:

4.375%, 4/15/26(1)	5,050	5,246,799

4.625%, 4/15/29(1)	5,050	5,254,272

		$61,193,450

Automotive — 0.3%

Clarios Global, L.P., 6.75%, 5/15/25(1)	2,425	$2,607,651

Clarios Global, L.P./Clarios US Finance Co., 6.25%, 5/15/26(1)	4,975	5,283,139

Tenneco, Inc.:

5.125%, 4/15/29(1)	10,125	10,061,719

7.875%, 1/15/29(1)	550	619,985

		$18,572,494

Building and Development — 0.1%

American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	875	$889,219

Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 5/15/28(1)	3,625	3,890,078

Forterra Finance, LLC/FRTA Finance Corp., 6.50%, 7/15/25(1)	1,100	1,189,375

Winnebago Industries, Inc., 6.25%, 7/15/28(1)	1,100	1,194,462

		$7,163,134

Business Equipment and Services — 0.7%

Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)	2,475	$2,620,480

Celestial-Saturn Merger Sub, Inc., 4.50%, 5/1/28(1)	6,000	5,998,680

Prime Security Services Borrower, LLC/Prime Finance, Inc.:

5.25%, 4/15/24(1)	9,125	9,758,777

5.75%, 4/15/26(1)	17,950	19,656,686

Sabre GLBL, Inc.:

7.375%, 9/1/25(1)	2,675	2,916,419

9.25%, 4/15/25(1)	2,925	3,499,031

WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	6,275	6,526,000

		$50,976,073

21	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value

Cable and Satellite Television — 1.0%

Altice France S.A.:

5.125%, 1/15/29(1)		1,600	$1,608,112

5.125%, 7/15/29(1)		63,200	63,358,000

Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)		7,625	7,675,734

			$72,641,846

Chemicals and Plastics — 0.2%

INEOS Finance PLC, 3.375%, 3/31/26(1)	EUR	2,000	$2,485,651

INEOS Quattro Finance 2 PLC, 3.375%, 1/15/26(1)		3,700	3,700,000

Tronox, Inc., 6.50%, 5/1/25(1)		8,000	8,554,960

			$14,740,611

Containers and Glass Products — 0.1%

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 4.00%, 10/15/27(1)		6,325	$6,261,940

			$6,261,940

Cosmetics / Toiletries — 0.0%(5)

Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)		1,300	$1,313,098

			$1,313,098

Diversified Financial Services — 0.1%

AG Issuer, LLC, 6.25%, 3/1/28(1)		4,975	$5,167,781

			$5,167,781

Drugs — 0.4%

Bausch Health Companies, Inc., 5.50%, 11/1/25(1)		2,700	$2,787,750

Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(1)		16,900	16,752,125

Jazz Securities DAC, 4.375%, 1/15/29(1)		10,050	10,288,687

			$29,828,562

Ecological Services and Equipment — 0.1%

GFL Environmental, Inc., 4.25%, 6/1/25(1)		6,025	$6,217,047

			$6,217,047

Electronics / Electrical — 0.5%

Imola Merger Corp., 4.75%, 5/15/29(1)		20,200	$21,006,990

LogMeIn, Inc., 5.50%, 9/1/27(1)		5,250	5,479,057

Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 9/1/25(1)		7,900	8,186,375

			$34,672,422

Security	Principal Amount* (000’s omitted)	Value

Entertainment — 0.0%(5)

Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	2,400	$2,598,864

		$2,598,864

Food Products — 0.2%

Del Monte Foods, Inc., 11.875%, 5/15/25(1)	9,400	$10,724,930

		$10,724,930

Food / Drug Retailers — 0.1%

Fresh Market, Inc. (The), 9.75%, 5/1/23(1)	8,600	$8,841,875

		$8,841,875

Health Care — 0.1%

CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	2,625	$2,608,778

HCA, Inc., 5.25%, 4/15/25	1,250	1,437,907

RP Escrow Issuer, LLC, 5.25%, 12/15/25(1)	2,650	2,762,174

		$6,808,859

Industrial Equipment — 0.0%(5)

Clark Equipment Company, 5.875%, 6/1/25(1)	1,200	$1,277,250

		$1,277,250

Insurance — 0.0%(5)

NFP Corp., 7.00%, 5/15/25(1)	500	$539,375

		$539,375

Leisure Goods / Activities / Movies — 0.0%(5)

SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	2,425	$2,647,797

		$2,647,797

Machinery — 0.1%

Vertical U.S. Newco, Inc., 5.25%, 7/15/27(1)	4,950	$5,188,244

		$5,188,244

Oil and Gas — 0.2%

CITGO Petroleum Corporation:

6.375%, 6/15/26(1)	2,100	$2,155,409

7.00%, 6/15/25(1)	12,175	12,570,687

		$14,726,096

22	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Radio and Television — 0.2%

Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	6,700	$4,899,375

iHeartCommunications, Inc.:

4.75%, 1/15/28(1)	2,975	3,072,639

5.25%, 8/15/27(1)	2,500	2,593,200

6.375%, 5/1/26	1,159	1,237,351

8.375%, 5/1/27	2,101	2,257,502

		$14,060,067

Real Estate Investment Trusts (REITs) — 0.1%

Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	7,925	$8,420,907

		$8,420,907

Retailers (Except Food and Drug) — 0.0%(5)

PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,575	$1,626,841

		$1,626,841

Software and Services — 0.1%

Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	4,850	$5,219,619

		$5,219,619

Telecommunications — 0.5%

Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	7,250	$7,603,437

LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	7,600	7,806,644

Lumen Technologies, Inc., 4.00%, 2/15/27(1)	6,650	6,783,865

VMED O2 UK Financing I PLC, 4.25%, 1/31/31(1)	10,575	10,244,531

		$32,438,477

Total Corporate Bonds (identified cost $418,540,739)		$434,638,586

Exchange-Traded Funds — 0.5%
Security	Shares	Value

SPDR Blackstone Senior Loan ETF	803,000	$36,865,730

Total Exchange-Traded Funds (identified cost $36,809,412)		$36,865,730

Preferred Stocks — 0.0%(5)
Security		Shares	Value

Financial Services — 0.0%

DBI Investors, Inc., Series A-1(6)(7)(8)		9,245	$0

			$0

Nonferrous Metals / Minerals — 0.0%(5)

ACNR Holdings, Inc., 15.00% (PIK)(7)(8)		14,309	$1,266,346

			$1,266,346

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC, Series A, 8.00% (PIK)(6)(7)(8)		5,438	$0

David’s Bridal, LLC, Series B, 10.00% (PIK)(6)(7)(8)		22,162	0

			$0

Total Preferred Stocks (identified cost $1,794,236)			$1,266,346

Senior Floating-Rate Loans — 109.4%(9)
Borrower Description	Principal Amount* (000’s omitted)		Value

Aerospace and Defense — 2.7%

Aernnova Aerospace S.A.U.:

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/22/27	EUR	1,071	$1,212,984

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	4,179	4,730,639

AI Convoy (Luxembourg) S.a.r.l.:

Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	3,300	3,969,658

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 1/17/27		9,247	9,255,674

Brown Group Holding, LLC, Term Loan, 4/27/28(10)		11,825	11,782,134

Dynasty Acquisition Co., Inc.:

Term Loan, 3.703%, (3 mo. USD LIBOR + 3.50%), 4/6/26		13,244	12,905,187

Term Loan, 3.703%, (3 mo. USD LIBOR + 3.50%), 4/6/26		24,627	23,997,454

IAP Worldwide Services, Inc.:

Revolving Loan, 0.75%, (3 mo. USD LIBOR + 5.50%, Floor 1.50%), 7/18/23(11)		944	943,569

Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), 7/18/23(6)		1,216	992,512

Spirit Aerosystems, Inc., Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 1/15/25		3,766	3,800,865

23	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower Description	Principal Amount* (000’s omitted)		Value

Aerospace and Defense (continued)

TransDigm, Inc.:

Term Loan, 2.363%, (1 mo. USD LIBOR + 2.25%), 8/22/24		30,405	$30,091,129

Term Loan, 2.363%, (1 mo. USD LIBOR + 2.25%), 12/9/25		51,702	51,129,188

WP CPP Holdings, LLC, Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), 4/30/25(12)		34,459	33,529,570

			$188,340,563

Air Transport — 0.9%

AAdvantage Loyalty IP, Ltd., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 4/20/28		9,625	$9,904,722

JetBlue Airways Corporation, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/17/24		6,041	6,205,686

Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27		6,925	7,398,933

SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27		28,150	29,633,730

United Airlines, Inc., Term Loan, 4/21/28(10)		7,750	7,853,106

			$60,996,177

Automotive — 4.5%

Adient US, LLC, Term Loan, 3.61%, (1 mo. USD LIBOR + 3.50%), 4/8/28		8,925	$8,931,970

American Axle and Manufacturing, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 4/6/24		17,194	17,140,055

Autokiniton US Holdings, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.50%, Floor 0.50%), 4/6/28		12,275	12,397,750

Belron Finance US, LLC:

Term Loan, 2.75%, (1 week EURIBOR + 2.75%), 4/13/28	EUR	3,925	4,708,014

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 4/13/28		8,725	8,700,465

Bright Bidco B.V., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24		20,073	15,413,818

Chassix, Inc., Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), 11/15/23(12)		7,763	7,665,716

Clarios Global, L.P.:

Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	23,983	28,653,793

Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 4/30/26		27,233	26,990,668

Borrower Description	Principal Amount* (000’s omitted)		Value

Automotive (continued)

CS Intermediate Holdco 2, LLC, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.00%, Floor 0.75%), 11/2/23		3,939	$3,841,210

Dayco Products, LLC, Term Loan, 4.44%, (3 mo. USD LIBOR + 4.25%), 5/19/23		11,641	10,666,023

Garrett LX I S.a.r.l.:

Term Loan, 3/5/28(10)		6,400	6,368,000

Term Loan, 3/5/28(10)	EUR	13,250	15,850,159

Gates Global, LLC:

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 4/1/24	EUR	7,753	9,307,947

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), 3/31/27		17,296	17,263,156

Goodyear Tire & Rubber Company (The), Term Loan - Second Lien, 2.12%, (1 mo. USD LIBOR + 2.00%), 3/7/25		6,883	6,747,098

Les Schwab Tire Centers, Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/2/27		27,237	27,327,530

Tenneco, Inc., Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 10/1/25		36,497	35,728,007

Thor Industries, Inc., Term Loan, 3.125%, (1 mo. USD LIBOR + 3.00%), 2/1/26		9,047	9,077,233

TI Group Automotive Systems, LLC:

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 12/16/26	EUR	3,890	4,706,500

Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 12/16/26		6,602	6,609,825

Truck Hero, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 1/31/28		20,275	20,261,071

Visteon Corporation, Term Loan, 1.874%, (USD LIBOR + 1.75%), 3/25/24(12)		2,500	2,490,625

Wheel Pros, LLC, Term Loan, 4/23/28(10)		7,825	7,829,891

			$314,676,524

Beverage and Tobacco — 0.3%

City Brewing Company, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/5/28		7,825	$7,854,344

Triton Water Holdings, Inc., Term Loan, 3/31/28(10)		12,550	12,524,222

			$20,378,566

Brokerage / Securities Dealers / Investment Houses — 0.6%

Advisor Group, Inc., Term Loan, 4.613%, (1 mo. USD LIBOR + 4.50%), 7/31/26		12,792	$12,803,588

Clipper Acquisitions Corp., Term Loan, 1.861%, (1 mo. USD LIBOR + 1.75%), 3/3/28		12,052	11,951,819

24	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower Description	Principal Amount* (000’s omitted)	Value

Brokerage / Securities Dealers / Investment Houses (continued)

Hudson River Trading, LLC, Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 3/20/28	19,400	$19,254,500

		$44,009,907

Building and Development — 3.5%

ACProducts, Inc., Term Loan, 7.50%, (6 mo. USD LIBOR + 6.50%, Floor 1.00%), 8/18/25	4,266	$4,371,822

Advanced Drainage Systems, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 7/31/26	2,276	2,278,354

American Builders & Contractors Supply Co., Inc., Term Loan, 2.113%, (1 mo. USD LIBOR + 2.00%), 1/15/27	23,413	23,261,789

American Residential Services, LLC, Term Loan, 4.25%, (2 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/15/27	5,162	5,171,741

APi Group DE, Inc.:

Term Loan, 2.613%, (1 mo. USD LIBOR + 2.50%), 10/1/26	16,096	16,040,911

Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 10/1/26	2,643	2,631,260

Brookfield Property REIT, Inc.:

Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 8/28/23	10,319	10,107,927

Term Loan, 2.613%, (1 mo. USD LIBOR + 2.50%), 8/27/25	4,201	3,996,522

Core & Main L.P., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 8/1/24	8,701	8,678,846

Cornerstone Building Brands, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/12/28	14,050	13,962,306

CPG International, Inc., Term Loan, 3.25%, (12 mo. USD LIBOR + 2.50%, Floor 0.75%), 5/5/24	8,656	8,649,822

Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 8/21/25	36,201	35,416,304

Foundation Building Materials Holding Company, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 2/3/28	13,350	13,257,031

MI Windows and Doors, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/18/27	7,415	7,439,131

Northstar Group Services, Inc., Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/9/26	10,981	11,049,568

Park River Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 12/28/27	8,975	8,941,344

Quikrete Holdings, Inc., Term Loan, 2.613%, (1 mo. USD LIBOR + 2.50%), 2/1/27	4,865	4,823,304

Borrower Description	Principal Amount* (000’s omitted)		Value

Building and Development (continued)

RE/MAX International, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 12/15/23		16,035	$16,035,142

Realogy Group, LLC, Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/8/25		1,837	1,826,032

Werner FinCo L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 7/24/24		11,710	11,695,353

White Cap Buyer, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/19/27		19,154	19,180,087

WireCo WorldGroup, Inc.:

Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/30/23		8,053	7,924,307

Term Loan - Second Lien, 10.00%, (6 mo. USD LIBOR + 9.00%, Floor 1.00%), 9/30/24		8,525	7,853,656

			$244,592,559

Business Equipment and Services — 9.9%

Adevinta ASA:

Term Loan, 4/20/28(10)		6,475	$6,482,084

Term Loan, 4/20/28(10)	EUR	9,950	11,989,084

Adtalem Global Education, Inc., Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 4/11/25		6,151	6,125,431

AlixPartners, LLP:

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	4,200	5,047,474

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28		13,375	13,329,485

Allied Universal Holdco, LLC, Term Loan, 4.363%, (1 mo. USD LIBOR + 4.25%), 7/10/26		5,880	5,877,696

Amentum Government Services Holdings, LLC, Term Loan, 3.613%, (1 mo. USD LIBOR + 3.50%), 1/29/27		10,992	10,930,108

AppLovin Corporation, Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 8/15/25		46,056	45,993,918

ASGN Incorporated, Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 4/2/25		3,433	3,440,087

Asplundh Tree Expert, LLC, Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 9/7/27		10,398	10,375,000

Belfor Holdings, Inc., Term Loan, 4.113%, (1 mo. USD LIBOR + 4.00%), 4/6/26		6,989	7,010,415

Blitz 20-487 GmbH, Term Loan, 2/12/28(10)	EUR	6,525	7,842,498

Bracket Intermediate Holding Corp., Term Loan, 4.444%, (3 mo. USD LIBOR + 4.25%), 9/5/25		9,468	9,462,088

Brand Energy & Infrastructure Services, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/21/24		11,409	11,110,187

25	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Camelot U.S. Acquisition 1 Co.:

Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 10/30/26	9,228	$9,152,652

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/30/26	10,075	10,097,418

Cardtronics USA, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 6/29/27	5,161	5,175,513

Cast and Crew Payroll, LLC, Term Loan, 3.863%, (1 mo. USD LIBOR + 3.75%), 2/9/26	6,483	6,421,057

Ceridian HCM Holding, Inc., Term Loan, 2.587%, (1 week USD LIBOR + 2.50%), 4/30/25	23,155	22,803,717

CM Acquisition Co., Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 7/26/23	1,986	1,971,112

CoreLogic, Inc., Term Loan, 4/13/28(10)	52,500	52,303,125

Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/9/27	3,995	4,008,962

EAB Global, Inc., Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), 11/15/24(12)	12,375	12,369,844

Endure Digital, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/10/28	28,975	28,802,946

First Advantage Holdings, LLC, Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 1/31/27	4,883	4,845,319

Garda World Security Corporation, Term Loan, 4.36%, (1 mo. USD LIBOR + 4.25%), 10/30/26	8,983	9,007,707

Grab Holdings, Inc., Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/29/26	25,200	25,735,500

Greeneden U.S. Holdings II, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27	12,419	12,463,893

IG Investment Holdings, LLC, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 5/23/25	27,529	27,576,798

IRI Holdings, Inc.:

Term Loan, 4.363%, (1 mo. USD LIBOR + 4.25%), 12/1/25	28,110	28,110,481

Term Loan, 5.113%, (1 mo. USD LIBOR + 5.00%), 12/1/25	7,662	7,902,071

Iron Mountain, Inc., Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 1/2/26	9,191	9,116,075

Ivanti Software, Inc.:

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27	6,375	6,287,344

Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/1/27	22,650	22,583,930

Term Loan - Second Lien, 9.50%, (3 mo. USD LIBOR + 8.50%, Floor 1.00%), 12/1/28	5,000	5,028,125

KAR Auction Services, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 9/19/26	5,288	5,226,506

Borrower Description	Principal Amount* (000’s omitted)		Value

Business Equipment and Services (continued)

KUEHG Corp.:

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/21/25		27,282	$26,981,169

Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 8/22/25		4,075	3,949,356

LGC Group Holdings, Ltd., Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 4/21/27	EUR	4,025	4,787,640

Loire Finco Luxembourg S.a.r.l., Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 4/21/27		3,573	3,528,404

Magnite, Inc., Term Loan, 3/31/28(10)		6,650	6,633,375

MedAssets Software Intermediate Holdings, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 1/28/28		9,875	9,840,615

Monitronics International, Inc., Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), 3/29/24		15,243	14,976,559

Nielsen Consumer, Inc.:

Term Loan, 4.00%, (1 mo. EURIBOR + 4.00%), 3/6/28	EUR	3,375	4,067,737

Term Loan, 4.111%, (1 mo. USD LIBOR + 4.00%), 3/6/28		6,350	6,345,371

PGX Holdings, Inc., Term Loan, 10.50%, (12 mo. USD LIBOR + 9.50%, Floor 1.00%), 6.25% cash, 4.25% PIK, 9/29/23		7,747	7,398,656

Pike Corporation, Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), 1/21/28		4,125	4,113,949

Prime Security Services Borrower, LLC, Term Loan, 3.50%, (USD LIBOR + 2.75%, Floor 0.75%), 9/23/26(12)		1,347	1,346,367

Rockwood Service Corporation, Term Loan, 4.113%, (1 mo. USD LIBOR + 4.00%), 1/23/27		4,897	4,918,148

Sabre GLBL, Inc.:

Term Loan, 2.113%, (1 mo. USD LIBOR + 2.00%), 2/22/24		6,537	6,470,226

Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/17/27		3,392	3,427,535

Sotheby’s, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 1/15/27		7,881	7,965,008

Speedster Bidco GmbH, Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 3/31/27	EUR	2,550	3,047,213

Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/1/28		38,950	38,831,748

team.blue Finco S.a.r.l.:

Term Loan, 3/8/28(10)	EUR	669	802,323

Term Loan, 3/18/28(10)	EUR	11,706	14,040,643

Teneo Holdings, LLC, Term Loan, 7/11/25(10)		3,050	3,054,956

TTF Holdings, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/24/28		4,425	4,430,531

26	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower Description	Principal Amount* (000’s omitted)		Value

Business Equipment and Services (continued)

Vestcom Parent Holdings, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 12/19/23		7,492	$7,492,405

West Corporation:

Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 10/10/24(12)		4,935	4,791,076

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 10/10/24		4,965	4,855,508

WEX, Inc., Term Loan, 2.363%, (1 mo. USD LIBOR + 2.25%), 3/31/28		4,450	4,437,487

Zephyr Bidco Limited:

Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 7/23/25	EUR	5,025	6,029,977

Term Loan, 4.796%, (1 mo. GBP LIBOR + 4.75%), 7/23/25	GBP	8,725	11,924,859

			$692,494,491

Cable and Satellite Television — 4.4%

Altice France S.A.:

Term Loan, 3.871%, (3 mo. USD LIBOR + 3.69%), 1/31/26		10,751	$10,689,133

Term Loan, 4.198%, (3 mo. USD LIBOR + 4.00%), 8/14/26		10,520	10,510,955

Charter Communications Operating, LLC, Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), 2/1/27		12,118	12,075,508

CSC Holdings, LLC:

Term Loan, 2.365%, (1 mo. USD LIBOR + 2.25%), 7/17/25		44,322	43,978,062

Term Loan, 2.365%, (1 mo. USD LIBOR + 2.25%), 1/15/26		5,736	5,687,746

LCPR Loan Financing, LLC, Term Loan, 3.865%, (1 mo. USD LIBOR + 3.75%), 10/15/28		1,800	1,807,031

Mediacom Illinois, LLC, Term Loan, 1.84%, (1 week USD LIBOR + 1.75%), 2/15/24		785	785,125

Numericable Group S.A.:

Term Loan, 2.936%, (3 mo. USD LIBOR + 2.75%), 7/31/25		17,385	17,072,256

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 7/31/25	EUR	6,340	7,524,109

Telenet Financing USD, LLC, Term Loan, 2.115%, (1 mo. USD LIBOR + 2.00%), 4/30/28		38,225	37,765,115

Telenet International Finance S.a.r.l., Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), 4/30/29	EUR	6,565	7,868,459

UPC Broadband Holding B.V.:

Term Loan, 2.365%, (1 mo. USD LIBOR + 2.25%), 4/30/28		8,800	8,677,900

Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/31/29	EUR	14,775	17,807,647

Borrower Description	Principal Amount* (000’s omitted)		Value

Cable and Satellite Television (continued)

UPC Broadband Holding B.V.: (continued)

Term Loan, 3.607%, (1 mo. USD LIBOR + 3.50%), 1/31/29		29,000	$29,009,048

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 4/30/29	EUR	3,150	3,773,476

Virgin Media Bristol, LLC:

Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 1/31/28		44,255	43,945,620

Term Loan, 1/31/29(10)		500	499,955

Virgin Media SFA Finance Limited:

Term Loan, 3.299%, (1 mo. GBP LIBOR + 3.25%), 1/15/27	GBP	9,825	13,409,989

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 1/31/29	EUR	13,800	16,534,586

Ziggo B.V., Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	15,300	18,315,581

			$307,737,301

Chemicals and Plastics — 6.2%

Aruba Investments, Inc.:

Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 11/24/27	EUR	4,275	$5,158,891

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/24/27		6,300	6,307,875

Atotech B.V.:

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 3/18/28	EUR	2,975	3,556,574

Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/18/28		13,800	13,731,000

Axalta Coating Systems US Holdings, Inc., Term Loan, 1.953%, (3 mo. USD LIBOR + 1.75%), 6/1/24		22,728	22,618,745

Caldic B.V.:

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 7/18/24	EUR	500	592,859

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 7/18/24	EUR	2,266	2,687,394

Charter NEX US, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 12/1/27		3,815	3,833,984

Chemours Company (The), Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), 4/3/25	EUR	5,683	6,827,423

CPC Acquisition Corp., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/29/27		20,100	19,911,563

Element Solutions, Inc., Term Loan, 2.113%, (1 mo. USD LIBOR + 2.00%), 1/31/26		8,007	7,979,544

Emerald Performance Materials, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 8/12/25		2,604	2,611,177

27	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower Description	Principal Amount* (000’s omitted)		Value

Chemicals and Plastics (continued)

Ferro Corporation:

Term Loan, 2.453%, (3 mo. USD LIBOR + 2.25%), 2/14/24		1,534	$1,529,953

Term Loan, 2.453%, (3 mo. USD LIBOR + 2.25%), 2/14/24		1,636	1,631,794

Term Loan, 2.453%, (3 mo. USD LIBOR + 2.25%), 2/14/24		1,671	1,667,267

Flint Group GmbH:

Term Loan, 5.75%, (3 mo. EURIBOR + 5.00%, Floor 0.75%), 5.00% cash, 0.75% PIK, 9/21/23(12)	EUR	1,206	1,420,842

Term Loan, 6.00%, (USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23(12)		1,933	1,893,145

Flint Group US, LLC:

Term Loan, 6.00%, (USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23(12)		2,894	2,835,159

Term Loan, 6.00%, (USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23(12)		11,691	11,451,976

Gemini HDPE, LLC, Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 12/31/27		6,341	6,338,655

Hexion, Inc., Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 7/1/26	EUR	7,800	9,412,713

Illuminate Buyer, LLC, Term Loan, 3.613%, (1 mo. USD LIBOR + 3.50%), 6/30/27		14,563	14,480,959

INEOS 226 Limited, Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 1/29/26	EUR	30,000	35,875,899

INEOS Enterprises Holdings II Limited, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	2,325	2,794,065

INEOS Enterprises Holdings US Finco, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 8/28/26		2,509	2,516,431

INEOS Finance PLC, Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), 4/1/24	EUR	8,002	9,590,603

INEOS Styrolution US Holding, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 1/29/26		21,450	21,396,375

Kraton Polymers, LLC, Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), 3/5/25	EUR	526	633,075

Lonza Group AG:

Term Loan, 4/29/28(10)	EUR	7,875	9,420,377

Term Loan, 4/29/28(10)		13,425	13,391,438

LSF11 Skyscraper Holdco S.a.r.l.:

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 9/29/27	EUR	13,775	16,538,814

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 9/29/27		5,675	5,675,000

Borrower Description	Principal Amount* (000’s omitted)		Value

Chemicals and Plastics (continued)

Messer Industries GmbH:

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 3/1/26	EUR	2,747	$3,303,717

Term Loan, 2.703%, (3 mo. USD LIBOR + 2.50%), 3/1/26		7,617	7,550,869

Minerals Technologies, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/14/24(12)		11,548	11,591,593

Momentive Performance Materials, Inc., Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), 5/15/24		1,131	1,120,913

PMHC II, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/31/25		14,148	13,670,621

PQ Corporation:

Term Loan, 2.436%, (3 mo. USD LIBOR + 2.25%), 2/7/27		15,073	15,002,574

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 2/7/27		14,832	14,852,953

Pregis TopCo Corporation:

Term Loan, 3.863%, (1 mo. USD LIBOR + 3.75%), 7/31/26		2,394	2,388,827

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 8/1/26		1,650	1,656,188

Ravago Holdings America, Inc., Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), 2/18/28		2,075	2,062,031

Rohm Holding GmbH:

Term Loan, 4.978%, (6 mo. USD LIBOR + 4.75%), 7/31/26		12,773	12,786,237

Term Loan, 5.00%, (6 mo. EURIBOR + 5.00%), 7/31/26	EUR	2,350	2,835,882

Solenis Holdings, LLC:

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/26/25	EUR	2,095	2,522,933

Term Loan, 4.125%, (3 mo. USD LIBOR + 4.00%), 6/26/25		13,597	13,583,249

Starfruit Finco B.V., Term Loan, 2.865%, (1 mo. USD LIBOR + 2.75%), 10/1/25		10,588	10,465,967

Trinseo Materials Operating S.C.A., Term Loan, 3/18/28(10)		8,600	8,559,683

Tronox Finance, LLC, Term Loan, 2.657%, (3 mo. USD LIBOR + 2.50%), 3/13/28		18,500	18,377,771

Univar, Inc., Term Loan, 2.363%, (1 mo. USD LIBOR + 2.25%), 7/1/24		23,481	23,478,495

			$432,122,072

Clothing / Textiles — 0.1%

Samsonite International S.A., Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 4/25/25		4,552	$4,488,700

			$4,488,700

28	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower Description	Principal Amount* (000’s omitted)		Value

Conglomerates — 0.1%

Penn Engineering & Manufacturing Corp., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 6/27/24		1,688	$1,687,765

Spectrum Brands, Inc., Term Loan, 2.50%, (3 mo. USD LIBOR + 2.00%, Floor 0.50%), 3/3/28		5,000	4,990,625

			$6,678,390

Containers and Glass Products — 2.0%

Berry Global, Inc., Term Loan, 1.861%, (1 mo. USD LIBOR + 1.75%), 7/1/26		12,453	$12,363,669

BWAY Holding Company, Term Loan, 3.443%, (3 mo. USD LIBOR + 3.25%), 4/3/24		11,101	10,742,245

Flex Acquisition Company, Inc.:

Term Loan, 3.452%, (3 mo. USD LIBOR + 3.25%), 6/29/25		3,845	3,792,837

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/23/28		40,695	40,322,265

Libbey Glass, Inc., Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 11/12/25		10,342	10,263,991

Proampac PG Borrower, LLC, Term Loan, 5.00%, (USD LIBOR + 4.00%, Floor 1.00%), 11/3/25(12)		15,015	15,066,841

Reynolds Group Holdings, Inc.:

Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 2/5/23		16,497	16,486,760

Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 2/5/26		12,668	12,574,556

TricorBraun Holdings, Inc.:

Term Loan, 1.696%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28(11)		969	960,962

Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28		4,306	4,272,276

Trident TPI Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/17/24		12,583	12,536,145

			$139,382,547

Cosmetics / Toiletries — 0.2%

Kronos Acquisition Holdings, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/22/26		11,845	$11,703,418

			$11,703,418

Drugs — 5.2%

Aenova Holding GmbH, Term Loan, 5.00%, (3 mo. EURIBOR + 5.00%), 3/6/25	EUR	2,875	$3,477,352

Akorn, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 10/1/25		9,304	9,571,387

Borrower Description	Principal Amount* (000’s omitted)		Value

Drugs (continued)

Albany Molecular Research, Inc.:

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 8/30/24(12)		6,855	$6,871,836

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 8/30/24(12)		3,520	3,532,761

Alkermes, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/9/26		13,028	12,995,324

Amneal Pharmaceuticals, LLC, Term Loan, 3.625%, (1 mo. USD LIBOR + 3.50%), 5/4/25		27,802	27,340,260

Arbor Pharmaceuticals, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 7/5/23		6,734	6,644,187

Bausch Health Companies, Inc., Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 6/2/25		36,100	36,090,386

Cambrex Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 12/4/26		6,148	6,164,574

Catalent Pharma Solutions, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 2/22/28		10,190	10,215,671

Elanco Animal Health Incorporated, Term Loan, 1.865%, (1 mo. USD LIBOR + 1.75%), 8/2/27		6,392	6,313,725

Grifols Worldwide Operations USA, Inc., Term Loan, 2.087%, (1 week USD LIBOR + 2.00%), 11/15/27		36,273	35,902,530

Horizon Therapeutics USA, Inc.:

Term Loan, 2.125%, (1 mo. USD LIBOR + 2.00%), 5/22/26		13,469	13,445,394

Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 3/15/28		18,850	18,806,796

Jazz Financing Lux S.a.r.l., Term Loan, 4/21/28(10)		17,000	17,059,500

Mallinckrodt International Finance S.A.:

Term Loan, 6.00%, (6 mo. USD LIBOR + 5.25%, Floor 0.75%), 9/24/24		51,484	50,546,468

Term Loan, 6.25%, (6 mo. USD LIBOR + 5.50%, Floor 0.75%), 2/24/25		14,131	13,821,870

Nidda Healthcare Holding AG:

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	1,000	1,194,940

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	6,425	7,676,176

PPD, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 1/13/28		61,400	61,392,325

Recipharm AB, Term Loan, 3/17/28(10)	EUR	15,275	18,361,076

			$367,424,538

Ecological Services and Equipment — 0.4%

EnergySolutions, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 5/9/25		19,973	$19,917,215

GFL Environmental, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 5/30/25		574	574,414

29	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower Description	Principal Amount* (000’s omitted)		Value

Ecological Services and Equipment (continued)

TruGreen Limited Partnership, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/2/27		5,062	$5,067,587

US Ecology Holdings, Inc., Term Loan, 2.613%, (1 mo. USD LIBOR + 2.50%), 11/1/26		3,061	3,065,713

			$28,624,929

Electronics / Electrical — 21.6%

Applied Systems, Inc.:

Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 9/19/24		48,131	$48,003,246

Term Loan - Second Lien, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 9/19/25		3,957	4,009,971

Aptean, Inc.:

Term Loan, 4.363%, (1 mo. USD LIBOR + 4.25%), 4/23/26		23,216	23,206,360

Term Loan - Second Lien, 7.75%, (1 mo. USD LIBOR + 7.00%, Floor 0.75%), 4/23/27		6,500	6,500,000

Astra Acquisition Corp.:

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 3/1/27		7,766	7,824,560

Term Loan - Second Lien, 10.125%, (1 mo. USD LIBOR + 9.125%, Floor 1.00%), 2/28/28		5,000	5,000,000

Banff Merger Sub, Inc.:

Term Loan, 3.863%, (1 mo. USD LIBOR + 3.75%), 10/2/25		45,410	45,234,812

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/2/25	EUR	16,098	19,411,038

Barracuda Networks, Inc.:

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/12/25		1,350	1,350,675

Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), 10/30/28		3,600	3,672,000

Buzz Merger Sub, Ltd.:

Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 1/29/27		4,874	4,846,103

Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 1/29/27		549	550,213

Cambium Learning Group, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 12/18/25		15,280	15,334,890

Celestica, Inc.:

Term Loan, 2.236%, (1 mo. USD LIBOR + 2.13%), 6/27/25		4,072	4,061,775

Term Loan, 2.611%, (1 mo. USD LIBOR + 2.50%), 6/27/25		2,799	2,795,002

CentralSquare Technologies, LLC, Term Loan, 3.953%, (3 mo. USD LIBOR + 3.75%), 8/29/25		4,010	3,839,637

Borrower Description	Principal Amount* (000’s omitted)		Value

Electronics / Electrical (continued)

Cloudera, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 12/22/27		5,187	$5,175,651

CommScope, Inc., Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 4/6/26		19,603	19,503,849

Concorde Midco, Ltd., Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	4,675	5,631,932

Constant Contact, Inc.:

Term Loan, 4.50%, 2/10/28(11)		3,849	3,839,201

Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 2/10/28		14,326	14,290,361

Cornerstone OnDemand, Inc., Term Loan, 3.36%, (1 mo. USD LIBOR + 3.25%), 4/22/27		13,299	13,298,659

CPI International, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 7/26/24		14,142	14,124,374

Cvent, Inc., Term Loan, 3.863%, (1 mo. USD LIBOR + 3.75%), 11/29/24		12,093	11,764,309

DEI Sales, Inc., Term Loan, 4/23/28(10)		3,000	2,962,500

Delta TopCo, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27		12,875	12,896,463

E2open, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 10/29/27		12,584	12,584,481

ECI Macola Max Holdings, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/9/27		15,513	15,556,840

Electro Rent Corporation, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 1/31/24		23,516	23,563,382

Energizer Holdings, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/22/27		9,159	9,138,497

Epicor Software Corporation:

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/30/27		54,968	54,965,179

Term Loan - Second Lien, 8.75%, (1 mo. USD LIBOR + 7.75%, Floor 1.00%), 7/31/28		7,650	7,881,887

EXC Holdings III Corp.:

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 12/2/24	EUR	1,693	2,033,015

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 12/2/24		3,515	3,514,861

Finastra USA, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/13/24		47,223	46,487,754

Fiserv Investment Solutions, Inc., Term Loan, 4.189%, (3 mo. USD LIBOR + 4.00%), 2/18/27		5,781	5,798,177

Gainwell Acquisition Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/1/27		52,111	52,200,516

GlobalLogic Holdings, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 9/14/27		6,766	6,784,322

30	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower Description	Principal Amount* (000’s omitted)		Value

Electronics / Electrical (continued)

Go Daddy Operating Company, LLC:

Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 2/15/24		53,989	$53,638,899

Term Loan, 2.113%, (1 mo. USD LIBOR + 2.00%), 8/10/27		10,049	9,998,033

Hyland Software, Inc.:

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24		57,130	57,268,058

Term Loan - Second Lien, 7.00%, (1 mo. USD LIBOR + 6.25%, Floor 0.75%), 7/7/25		7,940	7,977,352

IGT Holding IV AB, Term Loan, 3/23/28(10)		6,200	6,192,250

Imprivata, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/1/27		10,925	10,938,656

Informatica, LLC:

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/25/27	EUR	2,846	3,405,861

Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 2/25/27		60,080	59,610,750

Term Loan - Second Lien, 7.125%, 2/25/25(13)		11,275	11,542,781

Liftoff Mobile, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 3/17/28		4,339	4,320,141

LogMeIn, Inc., Term Loan, 4.86%, (1 mo. USD LIBOR + 4.75%), 8/31/27		15,711	15,707,813

MA FinanceCo., LLC:

Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 6/21/24		3,844	3,807,491

Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 6/5/25	EUR	6,427	7,846,212

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25		16,068	16,181,778

MACOM Technology Solutions Holdings, Inc., Term Loan, 2.363%, (1 mo. USD LIBOR + 2.25%), 5/17/24		1,630	1,622,824

Marcel LUX IV S.a.r.l.:

Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 3/15/26		1,749	1,733,884

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 3/16/26	EUR	3,350	4,025,019

Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/31/27		4,065	4,069,894

Maverick Bidco, Inc.:

Term Loan, 4/28/28(10)		9,650	9,601,750

Term Loan - Second Lien, 4/28/29(10)		1,000	995,000

MaxLinear, Inc.:

Term Loan, 4.359%, (1 mo. USD LIBOR + 4.25%), 7/31/23		8,053	8,052,991

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 5/12/24		6,947	6,956,052

Borrower Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

N-Able, Inc., Term Loan, 4/15/28(10)	4,450	$4,450,000

NCR Corporation, Term Loan, 2.69%, (3 mo. USD LIBOR + 2.50%), 8/28/26	9,091	9,023,246

Panther Commercial Holdings L.P., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/7/28	16,063	16,067,512

PointClickCare Technologies, Inc., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 12/29/27	5,200	5,203,250

ProQuest, LLC, Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 10/23/26	26,719	26,488,426

Rackspace Technology Global, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 2/15/28	12,650	12,572,519

RealPage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28	40,000	39,872,240

Recorded Books, Inc., Term Loan, 4.111%, (1 mo. USD LIBOR + 4.00%), 8/29/25	2,658	2,660,878

Redstone Buyer, LLC:

Term Loan, 4/15/28(10)	3,122	3,097,603

Term Loan, 4/15/28(10)	7,978	7,930,306

Renaissance Holding Corp.:

Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 5/30/25	1,047	1,034,871

Term Loan - Second Lien, 7.113%, (1 mo. USD LIBOR + 7.00%), 5/29/26	3,175	3,181,614

Seattle Spinco, Inc., Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 6/21/24	25,956	25,712,924

SkillSoft Corporation:

Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 12/27/24	5,212	5,357,002

Term Loan - Second Lien, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 4/27/25	17,218	17,207,025

Skopima Merger Sub, Inc., Term Loan, 4/30/28(10)	10,700	10,676,588

SolarWinds Holdings, Inc., Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 2/5/24	69,553	68,718,199

Solera, LLC, Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 3/3/23	53,625	53,457,784

Sophia L.P., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/7/27	10,227	10,237,531

SS&C European Holdings S.a.r.l., Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 4/16/25	6,013	5,948,473

SS&C Technologies, Inc.:

Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 4/16/25	5,235	5,182,661

Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 4/16/25	8,108	8,019,580

31	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower Description	Principal Amount* (000’s omitted)		Value

Electronics / Electrical (continued)

SurveyMonkey, Inc., Term Loan, 3.84%, (1 week USD LIBOR + 3.75%), 10/10/25		9,223	$9,211,971

Symplr Software, Inc., Term Loan, 5.25%, (6 mo. USD LIBOR + 4.50%, Floor 0.75%), 12/22/27		2,825	2,834,888

Syncsort Incorporated, Term Loan, 4/23/28(10)		7,400	7,387,664

Tech Data Corporation, Term Loan, 3.613%, (1 mo. USD LIBOR + 3.50%), 6/30/25		10,298	10,344,592

Thoughtworks, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/23/28		7,250	7,235,805

Tibco Software, Inc.:

Term Loan, 3.87%, (1 mo. USD LIBOR + 3.75%), 6/30/26		35,407	35,292,326

Term Loan - Second Lien, 7.37%, (1 mo. USD LIBOR + 7.25%), 3/3/28		9,275	9,411,231

TTM Technologies, Inc., Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 9/28/24		6,035	6,032,391

Uber Technologies, Inc.:

Term Loan, 3.606%, (1 mo. USD LIBOR + 3.50%), 4/4/25		43,850	43,868,156

Term Loan, 3.606%, (1 mo. USD LIBOR + 3.50%), 2/16/27		14,521	14,513,315

Ultimate Software Group, Inc. (The):

Term Loan, 3.863%, (1 mo. USD LIBOR + 3.75%), 5/4/26		25,563	25,608,710

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/4/26		39,036	39,129,906

Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), 5/3/27		2,350	2,424,417

Ultra Clean Holdings, Inc., Term Loan, 3.863%, (1 mo. USD LIBOR + 3.75%), 8/27/25		17,059	17,096,650

Valkyr Purchaser, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/29/27		6,375	6,410,859

Verifone Systems, Inc., Term Loan, 4.182%, (3 mo. USD LIBOR + 4.00%), 8/20/25		18,907	18,611,254

Verisure Holding AB, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 1/15/28	EUR	11,550	13,867,182

Veritas US, Inc., Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/1/25		23,661	23,886,279

VS Buyer, LLC, Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 2/28/27		17,741	17,637,690

Vungle, Inc., Term Loan, 5.607%, (1 mo. USD LIBOR + 5.50%), 9/30/26		7,609	7,647,171

Weld North Education, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/21/27		3,990	3,993,743

Zebra Buyer, LLC, Term Loan, 4/21/28(10)		1,500	1,500,312

			$1,511,176,725

Borrower Description	Principal Amount* (000’s omitted)		Value

Equipment Leasing — 1.0%

Avolon TLB Borrower 1 (US), LLC:

Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25		23,925	$23,816,319

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 12/1/27		15,860	15,874,667

Boels Topholding B.V., Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 2/6/27	EUR	5,250	6,336,793

Delos Finance S.a.r.l., Term Loan, 1.953%, (3 mo. USD LIBOR + 1.75%), 10/6/23		15,593	15,588,321

Fly Funding II S.a.r.l., Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), 10/8/25		10,554	10,633,533

			$72,249,633

Financial Intermediaries — 2.8%

Aretec Group, Inc., Term Loan, 4.363%, (1 mo. USD LIBOR + 4.25%), 10/1/25		26,185	$26,174,060

Citco Funding, LLC, Term Loan, 2.703%, (3 mo. USD LIBOR + 2.50%), 9/28/23		17,415	17,398,211

Ditech Holding Corporation, Term Loan, 0.00%, 6/30/22(14)		18,677	3,688,615

Edelman Financial Center, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/7/28		16,400	16,354,900

EIG Management Company, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/22/25		2,740	2,730,829

FinCo I, LLC, Term Loan, 2.613%, (1 mo. USD LIBOR + 2.50%), 6/27/25		8,965	8,953,579

Focus Financial Partners, LLC, Term Loan, 2.113%, (1 mo. USD LIBOR + 2.00%), 7/3/24		22,832	22,593,995

Franklin Square Holdings, L.P., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 8/1/25		6,654	6,616,930

Greenhill & Co., Inc., Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 4/12/24		6,236	6,235,820

GreenSky Holdings, LLC:

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 3/29/25		4,342	4,342,187

Term Loan, 3.375%, (1 mo. USD LIBOR + 3.25%), 3/31/25		11,524	11,178,335

Guggenheim Partners, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), 7/21/23		33,175	33,181,515

LPL Holdings, Inc., Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 11/12/26		19,651	19,513,077

Nets Holding A/S, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/6/25	EUR	1,000	1,201,932

Victory Capital Holdings, Inc., Term Loan, 2.444%, (3 mo. USD LIBOR + 2.25%), 7/1/26		11,900	11,788,022

32	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower Description	Principal Amount* (000’s omitted)		Value

Financial Intermediaries (continued)

Virtus Investment Partners, Inc., Term Loan, 3.00%, (6 mo. USD LIBOR + 2.25%, Floor 0.75%), 6/1/24		6,440	$6,448,024

			$198,400,031

Food Products — 3.2%

Alphabet Holding Company, Inc., Term Loan, 3.613%, (1 mo. USD LIBOR + 3.50%), 9/26/24		28,136	$28,149,808

B&G Foods, Inc., Term Loan, 2.613%, (1 mo. USD LIBOR + 2.50%), 10/10/26		4,614	4,615,877

Badger Buyer Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 9/30/24		9,745	9,513,676

Froneri International, Ltd.:

Term Loan, 2.363%, (1 mo. USD LIBOR + 2.25%), 1/29/27		21,488	21,205,600

Term Loan - Second Lien, 5.863%, (1 mo. USD LIBOR + 5.75%), 1/31/28		1,125	1,134,375

H Food Holdings, LLC:

Term Loan, 3.801%, (1 mo. USD LIBOR + 3.69%), 5/23/25		11,567	11,491,781

Term Loan, 4.113%, (1 mo. USD LIBOR + 4.00%), 5/23/25		6,232	6,207,415

HLF Financing S.a.r.l., Term Loan, 2.613%, (1 mo. USD LIBOR + 2.50%), 8/18/25		25,984	25,938,061

JBS USA LUX S.A., Term Loan, 2.113%, (1 mo. USD LIBOR + 2.00%), 5/1/26		55,020	54,928,616

Nomad Foods Europe Midco Limited, Term Loan, 2.365%, (1 mo. USD LIBOR + 2.25%), 5/15/24		18,939	18,808,721

Shearer’s Foods, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/23/27		3,557	3,557,813

Simply Good Foods USA, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/7/24		3,481	3,496,730

Sunshine Investments B.V.:

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 3/28/25	EUR	10,618	12,767,194

Term Loan, 3.809%, (3 mo. GBP LIBOR + 3.75%), 3/28/25	GBP	750	1,035,355

UTZ Quality Foods, LLC, Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 1/20/28		1,297	1,297,662

Valeo F1 Company Limited (Ireland):

Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 8/27/27	EUR	10,275	12,332,523

Term Loan, 5.566%, (3 mo. GBP LIBOR + 5.50%), 8/27/27	GBP	2,500	3,451,184

Wsof I New Finco B.V., Term Loan, 3/19/28(10)	EUR	6,525	7,834,873

			$227,767,264

Borrower Description	Principal Amount* (000’s omitted)		Value

Food Service — 1.5%

1011778 B.C. Unlimited Liability Company, Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 11/19/26		49,016	$48,369,504

IRB Holding Corp.:

Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 2/5/25(12)		4,823	4,795,602

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27		26,890	26,839,706

US Foods, Inc., Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 6/27/23		20,766	20,555,636

WW International, Inc., Term Loan, 4/13/28(10)		5,425	5,437,434

			$105,997,882

Food / Drug Retailers — 0.3%

L1R HB Finance Limited:

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 8/9/24	EUR	8,523	$10,025,465

Term Loan, 5.337%, (3 mo. GBP LIBOR + 5.25%), 9/2/24	GBP	6,773	9,108,087

Murphy USA, Inc., Term Loan, 2.25%, (1 mo. USD LIBOR + 1.75%, Floor 0.50%), 1/31/28		2,900	2,909,062

			$22,042,614

Forest Products — 0.3%

Clearwater Paper Corporation, Term Loan, 3.125%, (1 mo. USD LIBOR + 3.00%), 7/26/26		1,756	$1,762,229

Journey Personal Care Corp., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/1/28		16,713	16,738,605

Neenah, Inc., Term Loan, 3.50%, (2 mo. USD LIBOR + 3.00%, Floor 0.50%), 4/6/28		3,975	3,979,969

			$22,480,803

Health Care — 9.6%

Accelerated Health Systems, LLC, Term Loan, 3.608%, (1 mo. USD LIBOR + 3.50%), 10/31/25		5,265	$5,238,941

ADMI Corp., Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 4/30/25		5,394	5,342,532

Alliance Healthcare Services, Inc.:

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 10/24/23		8,773	8,316,448

Term Loan - Second Lien, 12.00%, (1 mo. USD LIBOR + 11.00%, Floor 1.00%), 4/24/24		5,442	2,857,153

athenahealth, Inc., Term Loan, 4.453%, (3 mo. USD LIBOR + 4.25%), 2/11/26		22,859	22,982,717

33	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower Description	Principal Amount* (000’s omitted)		Value

Health Care (continued)

Avantor Funding, Inc.:

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.00%, Floor 1.00%), 11/21/24		4,887	$4,894,319

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), 11/8/27		3,441	3,448,258

Biogroup-LCD, Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/28/28	EUR	2,000	2,393,633

BW NHHC Holdco, Inc., Term Loan, 5.189%, (3 mo. USD LIBOR + 5.00%), 5/15/25		14,923	13,948,344

Cano Health, LLC:

Term Loan, 5.145%, (6 mo. USD LIBOR + 4.75%, Floor 0.75%), 11/19/27(11)		2,899	2,901,029

Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 11/19/27		7,931	7,937,216

CCRR Parent, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/6/28		4,350	4,366,312

CeramTec AcquiCo GmbH, Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 3/7/25	EUR	18,677	22,002,869

Certara L.P., Term Loan, 3.703%, (3 mo. USD LIBOR + 3.50%), 8/15/24		7,459	7,468,538

Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24(12)		12	12,205

CHG Healthcare Services, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 6/7/23		1,845	1,843,285

CryoLife, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/1/24		5,104	5,122,701

Dedalus Finance GmbH:

Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 5/4/27	EUR	6,875	8,302,917

Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 8/16/27	EUR	10,000	12,076,970

DuPage Medical Group Ltd., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/12/28		4,600	4,588,500

Elsan S.A.S., Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 10/31/24	EUR	4,150	4,991,975

Ensemble RCM, LLC, Term Loan, 3.936%, (3 mo. USD LIBOR + 3.75%), 8/3/26		13,814	13,806,909

Envision Healthcare Corporation, Term Loan, 3.863%, (1 mo. USD LIBOR + 3.75%), 10/10/25		58,273	49,459,115

eResearchTechnology, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/4/27		2,650	2,660,974

Gentiva Health Services, Inc., Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 7/2/25		30,153	30,121,494

Greatbatch, Ltd., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 10/27/22		8,748	8,774,350

Borrower Description	Principal Amount* (000’s omitted)		Value

Health Care (continued)

Hanger, Inc., Term Loan, 3.613%, (1 mo. USD LIBOR + 3.50%), 3/6/25		23,156	$23,152,731

Inovalon Holdings, Inc., Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 4/2/25		12,075	11,996,439

IQVIA, Inc.:

Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 3/7/24		2,660	2,656,767

Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 1/17/25		14,707	14,691,947

IVC Acquisition Ltd.:

Term Loan, 2/13/26(10)	GBP	1,050	1,452,950

Term Loan, 2/13/26(10)	EUR	6,775	8,160,514

Medical Solutions, LLC, Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 6/14/24		5,488	5,505,604

MPH Acquisition Holdings, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 6/7/23		31,031	30,913,138

National Mentor Holdings, Inc.:

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/18/28		569	567,684

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/18/28		17,055	17,052,733

Term Loan, 1.875%, 3/2/28(11)		1,876	1,875,801

Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 7.25%, Floor 0.75%), 2/16/29		6,475	6,572,125

Navicure, Inc., Term Loan, 4.113%, (1 mo. USD LIBOR + 4.00%), 10/22/26		17,459	17,480,918

Ortho-Clinical Diagnostics S.A.:

Term Loan, 3.361%, (1 mo. USD LIBOR + 3.25%), 6/30/25		17,274	17,271,482

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 6/30/25	EUR	4,183	5,027,141

Pacific Dental Services, LLC, Term Loan, 4/20/28(10)		5,225	5,233,161

Parexel International Corporation, Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 9/27/24		1,290	1,279,692

PetVet Care Centers, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/14/25		1,571	1,569,376

Phoenix Guarantor, Inc.:

Term Loan, 3.358%, (1 mo. USD LIBOR + 3.25%), 3/5/26		21,162	21,003,164

Term Loan, 3.61%, (1 mo. USD LIBOR + 3.50%), 3/5/26		12,612	12,551,625

Press Ganey Holdings, Inc., Term Loan, 7/25/26(10)		2,500	2,487,500

Project Ruby Ultimate Parent Corp., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/3/28		13,225	13,175,406

Radiology Partners, Inc., Term Loan, 4.361%, (1 mo. USD LIBOR + 4.25%), 7/9/25		20,767	20,723,096

34	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower Description	Principal Amount* (000’s omitted)		Value

Health Care (continued)

RadNet, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 4/22/28		10,750	$10,718,642

Ramsay Generale de Sante S.A., Term Loan, 4/13/27(10)	EUR	9,900	11,946,905

Select Medical Corporation, Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), 3/6/25		37,393	37,194,272

Sotera Health Holdings, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 12/11/26		5,125	5,099,375

Sunshine Luxembourg VII S.a.r.l., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/1/26		10,500	10,524,066

Surgery Center Holdings, Inc.:

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 9/3/24		18,954	18,916,539

Term Loan, 9.00%, (1 mo. USD LIBOR + 8.00%, Floor 1.00%), 9/3/24		2,475	2,534,813

Term Loan, 8/31/26(10)		5,193	5,167,186

Synlab Bondco PLC, Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 7/1/27	EUR	2,600	3,119,632

Team Health Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/6/24		6,937	6,494,943

U.S. Anesthesia Partners, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 6/23/24		26,646	26,286,591

US Radiology Specialists, Inc., Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 12/10/27		9,550	9,606,376

Verscend Holding Corp., Term Loan, 4.113%, (1 mo. USD LIBOR + 4.00%), 8/27/25		28,447	28,551,214

			$674,421,252

Home Furnishings — 1.0%

Mattress Firm, Inc., Term Loan, 6.25%, (6 mo. USD LIBOR + 5.25%, Floor 1.00%), 11/26/27		12,449	$12,666,644

Serta Simmons Bedding, LLC:

Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		14,092	14,291,149

Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		46,579	44,715,962

			$71,673,755

Industrial Equipment — 5.0%

Aegion Corporation, Term Loan, 3/31/28(10)		4,775	$4,792,906

AI Alpine AT Bidco GmbH, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 10/31/25	EUR	6,125	7,268,278

Borrower Description	Principal Amount* (000’s omitted)		Value

Industrial Equipment (continued)

Alliance Laundry Systems, LLC, Term Loan, 4.25%, (USD LIBOR + 3.50%, Floor 0.75%), 10/8/27(12)		11,930	$11,941,815

Altra Industrial Motion Corp., Term Loan, 2.113%, (1 mo. USD LIBOR + 2.00%), 10/1/25		7,215	7,192,353

American Trailer World Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/3/28		9,675	9,614,531

Apex Tool Group, LLC, Term Loan, 6.75%, (1 mo. USD LIBOR + 5.50%, Floor 1.25%), 8/1/24		19,622	19,660,212

CFS Brands, LLC, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 3/20/25		6,679	6,478,925

Clark Equipment Company, Term Loan, 1.953%, (3 mo. USD LIBOR + 1.75%), 5/18/24		13,111	13,039,854

CPM Holdings, Inc., Term Loan, 3.615%, (1 mo. USD LIBOR + 3.50%), 11/17/25		5,666	5,613,944

Delachaux Group S.A.:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 4/16/26	EUR	2,610	3,140,093

Term Loan, 4.686%, (3 mo. USD LIBOR + 4.50%), 4/16/26		5,782	5,767,545

DexKo Global, Inc.:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 7/24/24	EUR	2,340	2,812,104

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 7/24/24	EUR	5,851	7,030,302

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 7/24/24		12,566	12,567,976

DXP Enterprises, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/16/27		5,237	5,263,059

Dynacast International, LLC:

Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 7/19/25		7,775	7,764,868

Term Loan, 10.25%, (3 mo. USD LIBOR + 9.25%, Floor 1.00%), 2/4/28		3,001	3,135,904

Engineered Machinery Holdings, Inc.:

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 7/19/24		17,670	17,631,825

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 7/19/24		1,994	1,995,297

EWT Holdings III Corp., Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 4/1/28		9,525	9,475,394

Filtration Group Corporation:

Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 3/29/25		23,016	22,807,686

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 3/29/25	EUR	3,615	4,329,699

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/29/25		3,085	3,091,891

GrafTech Finance, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 2/12/25		8,866	8,872,951

35	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower Description	Principal Amount* (000’s omitted)		Value

Industrial Equipment (continued)

Granite Holdings US Acquisition Co., Term Loan, 4.203%, (3 mo. USD LIBOR + 4.00%), 9/30/26		14,965	$14,946,274

Harsco Corporation, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 3/5/28		3,875	3,851,990

Hayward Industries, Inc., Term Loan, 3.613%, (1 mo. USD LIBOR + 3.50%), 8/5/24		1,926	1,927,255

Hillman Group, Inc. (The):

Term Loan, 2/24/28(10)		1,232	1,226,843

Term Loan, 2/24/28(10)		6,066	6,042,201

LTI Holdings, Inc.:

Term Loan, 3.613%, (1 mo. USD LIBOR + 3.50%), 9/6/25		8,285	8,166,890

Term Loan, 4.863%, (1 mo. USD LIBOR + 4.75%), 7/24/26		2,413	2,384,593

Minimax Viking GmbH, Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), 7/31/25	EUR	1,934	2,326,147

Pro Mach Group, Inc., Term Loan, 3/7/25(10)		2,000	1,999,376

Quimper AB, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 2/16/26	EUR	23,350	28,074,466

Robertshaw US Holding Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 2/28/25		21,031	20,321,336

SiteOne Landscape Supply, LLC, Term Loan, 2.50%, (3 mo. USD LIBOR + 2.00%, Floor 0.50%), 3/23/28		4,875	4,862,813

Terex Corporation, Term Loan, 2.75%, (3 mo. USD LIBOR + 2.00%, Floor 0.75%), 1/31/24		8,720	8,714,492

Thermon Industries, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/30/24		2,588	2,587,813

Titan Acquisition Limited, Term Loan, 3.267%, (6 mo. USD LIBOR + 3.00%), 3/28/25		26,795	26,264,899

Vertical Midco GmbH:

Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), 7/29/27	EUR	1,000	1,210,105

Term Loan, 4.478%, (6 mo. USD LIBOR + 4.25%), 7/30/27		6,123	6,141,686

Welbilt, Inc., Term Loan, 2.611%, (1 mo. USD LIBOR + 2.50%), 10/23/25		1,000	991,875

Zephyr German BidCo GmbH, Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 3/10/28	EUR	5,175	6,263,638

			$349,594,104

Insurance — 2.7%

Alliant Holdings Intermediate, LLC:

Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 5/9/25		3,222	$3,191,199

Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 5/9/25		5,674	5,610,497

Borrower Description	Principal Amount* (000’s omitted)		Value

Insurance (continued)

AmWINS Group, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/19/28		37,182	$36,853,163

Andromeda Investissements, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 6/12/26	EUR	2,250	2,701,680

AssuredPartners, Inc., Term Loan, 3.613%, (1 mo. USD LIBOR + 3.50%), 2/12/27		6,068	6,019,622

Asurion, LLC:

Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 11/3/23		28,234	28,196,545

Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 11/3/24		2,431	2,420,424

Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 12/23/26		5,546	5,514,903

Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 7/31/27		11,750	11,677,785

Term Loan - Second Lien, 5.363%, (1 mo. USD LIBOR + 5.25%), 1/31/28		14,360	14,589,760

Financiere CEP S.A.S., Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/18/27	EUR	1,825	2,209,190

Hub International Limited, Term Loan, 3.176%, (3 mo. USD LIBOR + 3.00%), 4/25/25		18,343	18,123,852

NFP Corp., Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 2/15/27		33,436	33,025,877

Ryan Specialty Group, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 9/1/27		7,836	7,840,522

USI, Inc.:

Term Loan, 3.203%, (3 mo. USD LIBOR + 3.00%), 5/16/24		6,483	6,422,424

Term Loan, 3.453%, (3 mo. USD LIBOR + 3.25%), 12/2/26		7,332	7,274,096

			$191,671,539

Leisure Goods / Activities / Movies — 3.5%

AMC Entertainment Holdings, Inc., Term Loan, 3.195%, (3 mo. USD LIBOR + 3.00%), 4/22/26		10,286	$9,074,358

Amer Sports Oyj, Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 3/30/26	EUR	20,475	24,590,412

Bombardier Recreational Products, Inc., Term Loan, 2.113%, (1 mo. USD LIBOR + 2.00%), 5/24/27		37,559	37,136,411

ClubCorp Holdings, Inc., Term Loan, 2.953%, (3 mo. USD LIBOR + 2.75%), 9/18/24		21,252	20,393,952

Crown Finance US, Inc.:

Term Loan, 2.625%, (6 mo. EURIBOR + 2.625%), 2/28/25	EUR	4,869	5,022,328

Term Loan, 3.50%, (6 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/28/25		18,437	15,877,556

Term Loan, 15.45%, (3 mo. USD LIBOR + 15.25), 7.20% cash, 8.25% PIK, 5/23/24		6,919	8,723,083

36	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower Description	Principal Amount* (000’s omitted)		Value

Leisure Goods / Activities / Movies (continued)

Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24		16,500	$16,431,244

Etraveli Holding AB, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 8/2/24	EUR	9,600	11,224,203

Lindblad Expeditions, Inc.:

Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25		1,170	1,105,201

Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25		4,678	4,420,805

Match Group, Inc., Term Loan, 1.948%, (3 mo. USD LIBOR + 1.75%), 2/13/27		7,625	7,583,299

Playtika Holding Corp., Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 3/13/28		24,708	24,616,963

SeaWorld Parks & Entertainment, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 3/31/24		4,377	4,338,583

SRAM, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 3/15/24		7,605	7,595,344

Steinway Musical Instruments, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/14/25		2,244	2,225,311

Travel Leaders Group, LLC, Term Loan, 4.113%, (1 mo. USD LIBOR + 4.00%), 1/25/24		20,073	19,073,554

UFC Holdings, LLC, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 4/29/26		23,218	23,177,056

Vue International Bidco PLC, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 7/3/26	EUR	3,433	3,723,095

WMG Acquisition Corp., Term Loan, 2.235%, (1 mo. USD LIBOR + 2.13%), 1/20/28		500	497,239

			$246,829,997

Lodging and Casinos — 2.4%

Aristocrat Technologies, Inc., Term Loan, 1.938%, (3 mo. USD LIBOR + 1.75%), 10/19/24		10,829	$10,778,642

Azelis Finance S.A., Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 11/7/25	EUR	3,750	4,483,545

Boyd Gaming Corporation, Term Loan, 2.337%, (1 week USD LIBOR + 2.25%), 9/15/23		991	990,832

Churchill Downs Incorporated, Term Loan, 2.12%, (1 mo. USD LIBOR + 2.00%), 12/27/24		3,386	3,387,662

CityCenter Holdings, LLC, Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 4/18/24		13,436	13,308,242

ESH Hospitality, Inc., Term Loan, 2.113%, (1 mo. USD LIBOR + 2.00%), 9/18/26		2,252	2,241,135

Golden Nugget, Inc.:

Term Loan, 3.25%, (2 mo. USD LIBOR + 2.50%, Floor 0.75%), 10/4/23		33,419	33,074,492

Borrower Description	Principal Amount* (000’s omitted)		Value

Lodging and Casinos (continued)

Golden Nugget, Inc.: (continued)

Term Loan, 13.00%, (3 mo. USD LIBOR + 12.00%, Floor 1.00%), 10/4/23		1,875	$2,128,125

GVC Holdings (Gibraltar) Limited, Term Loan, 3.00%, (6 mo. USD LIBOR + 2.00%, Floor 1.00%), 3/29/24		23,352	23,300,769

GVC Holdings PLC, Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), 3/29/24	EUR	21,325	25,588,441

Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24		17,002	16,306,369

Sportradar Capital S.a.r.l., Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), 11/22/27	EUR	4,400	5,307,255

Stars Group Holdings B.V. (The):

Term Loan, 3.703%, (3 mo. USD LIBOR + 3.50%), 7/10/25		20,537	20,622,164

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 7/10/25	EUR	5,340	6,447,598

			$167,965,271

Nonferrous Metals / Minerals — 0.4%

American Consolidated Natural Resources, Inc., Term Loan, 17.00%, (3 mo. USD LIBOR + 16.00%, Floor 1.00%), 14.00% cash, 3.00% PIK, 9/16/25		4,357	$4,302,166

Oxbow Carbon, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 10/13/25		6,353	6,349,851

Rain Carbon GmbH, Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/16/25	EUR	12,950	15,462,095

			$26,114,112

Oil and Gas — 2.7%

Ameriforge Group, Inc.:

Term Loan, 8.242%, (1 mo. USD LIBOR + 13.00%, Floor 1.00%), 12/31/23(11)		1,008	$630,259

Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, 12/31/23		15,764	9,852,433

Apergy Corporation:

Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 5/9/25		1,687	1,683,584

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 6/3/27		1,877	1,919,105

Blackstone CQP Holdco L.P., Term Loan, 3.687%, (3 mo. USD LIBOR + 3.50%), 9/30/24		21,081	21,080,552

Buckeye Partners L.P., Term Loan, 2.359%, (3 mo. USD LIBOR + 2.25%), 11/1/26		11,332	11,299,413

37	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)

Centurion Pipeline Company, LLC:

Term Loan, 4.113%, (1 mo. USD LIBOR + 4.00%), 9/28/25	2,020	$2,008,575

Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 9/29/25	3,397	3,383,368

CITGO Holding, Inc., Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), 8/1/23	2,955	2,874,970

CITGO Petroleum Corporation, Term Loan, 7.25%, (6 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24	28,660	28,802,834

Delek US Holdings, Inc.:

Term Loan, 2.363%, (1 mo. USD LIBOR + 2.25%), 3/31/25	4,131	4,023,995

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 3/31/25	5,198	5,238,649

Fieldwood Energy, LLC:

DIP Loan, 3.675%, (1 mo. USD LIBOR + 8.75%, Floor 1.00%), 8/4/21(11)	3,983	4,152,530

Term Loan, 0.00%, 4/11/22(14)	26,962	10,245,735

Gulf Finance, LLC, Term Loan, 8/25/23(10)	2,000	1,720,000

Lealand Finance Company B.V., Term Loan, 4.11%, (1 mo. USD LIBOR + 4.00%), 1.11% cash, 3.00% PIK, 6/30/25	3,183	1,602,708

Matador Bidco S.a.r.l., Term Loan, 4.863%, (1 mo. USD LIBOR + 4.75%), 10/15/26	22,332	22,369,473

McDermott Technology Americas, Inc., Term Loan, 3.384%, (3 mo. USD LIBOR + 4.75%), 6/28/24(11)	10,000	9,100,000

Prairie ECI Acquiror L.P., Term Loan, 4.863%, (1 mo. USD LIBOR + 4.75%), 3/11/26	17,798	17,348,977

PSC Industrial Holdings Corp., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/11/24	11,214	10,975,681

RDV Resources Properties, LLC, Term Loan, 9.50%, (1 mo. USD LIBOR + 8.50%, Floor 1.00%), 3/29/24	3,422	1,762,194

Sunrise Oil & Gas Properties, LLC:

Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23	797	729,299

Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23	834	645,974

Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23	963	500,730

UGI Energy Services, LLC, Term Loan, 3.863%, (1 mo. USD LIBOR + 3.75%), 8/13/26	11,937	11,959,758

		$185,910,796

Borrower Description	Principal Amount* (000’s omitted)		Value

Publishing — 0.7%

Alchemy Copyrights, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/10/28		4,403	$4,397,399

Ascend Learning, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/12/24		3,383	3,390,930

Axel Springer S.E., Term Loan, 5.00%, (3 mo. EURIBOR + 5.00%), 12/18/26	EUR	2,000	2,414,519

Getty Images, Inc.:

Term Loan, 4.613%, (1 mo. USD LIBOR + 4.50%), 2/19/26		17,251	17,152,166

Term Loan, 5.00%, (1 mo. EURIBOR + 5.00%), 2/19/26	EUR	3,724	4,491,705

LSC Communications, Inc., Term Loan, 0.00%, 9/30/22(14)		7,366	432,773

Nielsen Finance, LLC:

Term Loan, 2.113%, (1 mo. USD LIBOR + 2.00%), 10/4/23		10,750	10,744,825

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 6/4/25		5,771	5,794,047

Tweddle Group, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 9/17/23		1,719	1,674,452

			$50,492,816

Radio and Television — 2.2%

Cumulus Media New Holdings, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/31/26		4,076	$4,042,679

Diamond Sports Group, LLC, Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), 8/24/26		28,949	20,747,034

Entercom Media Corp., Term Loan, 2.611%, (1 mo. USD LIBOR + 2.50%), 11/18/24		4,309	4,250,297

Entravision Communications Corporation, Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 11/29/24		8,169	8,100,804

Gray Television, Inc., Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 1/2/26		3,553	3,536,656

Hubbard Radio, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 3/28/25		9,329	9,235,906

iHeartCommunications, Inc.:

Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 5/1/26		1,254	1,240,122

Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 5/1/26		3,523	3,486,672

Nexstar Broadcasting, Inc.:

Term Loan, 2.356%, (1 mo. USD LIBOR + 2.25%), 1/17/24		19,488	19,434,735

Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 9/18/26		5,349	5,333,143

38	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)

Sinclair Television Group, Inc.:

Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), 9/30/26	7,437	$7,353,087

Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), 4/1/28	25,766	25,572,824

Terrier Media Buyer, Inc., Term Loan, 3.613%, (1 mo. USD LIBOR + 3.50%), 12/17/26	25,476	25,332,677

Univision Communications, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 3/15/24	17,275	17,257,761

		$154,924,397

Retailers (Except Food and Drug) — 1.7%

Apro, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 11/14/26	4,080	$4,087,320

Ascena Retail Group, Inc., Term Loan, 0.00%, 8/21/22(14)	12,420	2,152,752

BJ’s Wholesale Club, Inc., Term Loan, 2.111%, (1 mo. USD LIBOR + 2.00%), 2/3/24	2,779	2,780,188

CNT Holdings I Corp., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/8/27	6,275	6,271,078

David’s Bridal, Inc.:

Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), 6/30/23	2,945	2,651,286

Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, 6/23/23	2,531	2,499,095

Go Wireless, Inc., Term Loan, 7.50%, (1 mo. USD LIBOR + 6.50%, Floor 1.00%), 12/22/24	7,669	7,670,041

Great Outdoors Group, LLC, Term Loan, 5.00%, (6 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/6/28	34,226	34,427,203

Harbor Freight Tools USA, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 10/19/27	21,769	21,786,766

Hoya Midco, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24	7,733	7,693,191

PetSmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/12/28	17,850	17,923,631

Phillips Feed Service, Inc., Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), 11/13/24(6)	552	441,455

Pier 1 Imports (U.S.), Inc., Term Loan, 0.00%, 4/30/22(6)(14)	1,054	843,053

Protective Industrial Products, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 1/20/28	6,825	6,820,734

		$118,047,793

Borrower Description	Principal Amount* (000’s omitted)		Value

Steel — 0.9%

Atkore International, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 12/22/23		20,237	$20,300,194

Neenah Foundry Company, Term Loan, 10.00%, (2 mo. USD LIBOR + 9.00%, Floor 1.00%), 12/13/22		6,498	5,685,857

Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25		8,320	8,247,032

TMS International Corp., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 8/14/24		2,195	2,194,500

Zekelman Industries, Inc., Term Loan, 2.11%, (1 mo. USD LIBOR + 2.00%), 1/24/27		27,230	26,991,962

			$63,419,545

Surface Transport — 0.5%

Avis Budget Car Rental, LLC, Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), 8/6/27		2,487	$2,439,794

Kenan Advantage Group, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/24/26		22,344	22,292,788

PODS, LLC, Term Loan, 3/31/28(10)		7,600	7,579,640

XPO Logistics, Inc., Term Loan, 1.861%, (1 mo. USD LIBOR + 1.75%), 2/24/25		2,789	2,778,096

			$35,090,318

Telecommunications — 4.0%

Avaya, Inc., Term Loan, 4.115%, (1 mo. USD LIBOR + 4.00%), 12/15/27		1,900	$1,905,046

CenturyLink, Inc., Term Loan, 2.363%, (1 mo. USD LIBOR + 2.25%), 3/15/27		66,594	65,900,052

Ciena Corporation, Term Loan, 1.866%, (1 mo. USD LIBOR + 1.75%), 9/26/25		9,281	9,293,573

Cyxtera DC Holdings, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 5/1/24		19,190	18,748,411

Digicel International Finance Limited, Term Loan, 3.51%, (6 mo. USD LIBOR + 3.25%), 5/28/24		19,422	18,814,893

Gamma Infrastructure III B.V., Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/9/25	EUR	27,987	33,499,772

GEE Holdings 2, LLC:

Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 3/24/25		9,869	9,687,917

Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 3/23/26		6,642	6,209,865

Intelsat Jackson Holdings S.A.:

DIP Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), 7/13/22		4,000	4,054,529

Term Loan, 8.75%, (USD Prime + 5.50%), 1/2/24		13,500	13,810,082

39	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower Description	Principal Amount* (000’s omitted)		Value

Telecommunications (continued)

IPC Corp., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), 8/6/21(6)		8,930	$7,410,231

Onvoy, LLC, Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/10/24		17,676	17,680,267

Syniverse Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 3/9/23		12,130	11,983,057

Zayo Group Holdings, Inc., Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	4,529	5,439,844

Ziggo Financing Partnership, Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 4/30/28		57,575	57,063,216

			$281,500,755

Utilities — 0.4%

Brookfield WEC Holdings, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 8/1/25		4,289	$4,249,930

Calpine Construction Finance Company L.P., Term Loan, 2.113%, (1 mo. USD LIBOR + 2.00%), 1/15/25		7,246	7,152,751

Calpine Corporation:

Term Loan, 2.12%, (1 mo. USD LIBOR + 2.00%), 4/5/26		5,384	5,318,748

Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), 12/16/27		9,820	9,780,658

Longview Power, LLC, Term Loan, 11.50%, (3 mo. USD LIBOR + 10.00%, Floor 1.50%), 7/30/25(6)		1,425	1,140,328

			$27,642,415

Total Senior Floating-Rate Loans (identified cost $7,738,826,135)			$7,669,064,499

Warrants — 0.0%
Security		Shares	Value

Health Care — 0.0%

THAIHOT Investment Company US Limited, Exp. 10/13/27(6)(7)(8)		266	$0

THAIHOT Investment Company US Limited, Exp. 10/13/27(6)(7)(8)		1,725	0

THAIHOT Investment Company US Limited, Exp. 10/13/27 (Contingent Warrants)(6)(7)(8)		111,530	0

			$0

Leisure Goods / Activities / Movies — 0.0%

Cineworld Group PLC, Exp. 11/23/25(7)(8)		2,180,552	$1,663,826

			$1,663,826

Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC, Exp. 11/26/22(6)(7)(8)	37,742	$0

		$0

Total Warrants (identified cost $0)		$1,663,826

Miscellaneous — 0.0%(5)
Security	Shares	Value

Oil and Gas — 0.0%(5)

Paragon Offshore Finance Company, Class A(6)(7)(8)	16,581	$0

Paragon Offshore Finance Company, Class B(7)(8)	8,290	55,958

Total Miscellaneous (identified cost $180,309)		$55,958

Short-Term Investments — 3.1%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(15)	216,261,966	$216,261,966

Total Short-Term Investments (identified cost $216,261,966)		$216,261,966

Total Investments — 124.4% (identified cost $8,796,990,838)		$8,720,941,920

Less Unfunded Loan Commitments — (0.3)%		$(22,787,321)

Net Investments — 124.1% (identified cost $8,774,203,517)		$8,698,154,599

Other Assets, Less Liabilities — (24.1)%		$(1,688,014,092)

Net Assets — 100.0%		$7,010,140,507

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2021, the aggregate value of these securities is $709,121,159 or 10.1% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2021.

(3)	When-issued, variable rate security whose interest rate will be determined after April 30, 2021.

(4)	Variable rate security whose interest rate will be determined after April 30, 2021.

40	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

(5)	Amount is less than 0.05%.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(7)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(8)	Non-income producing security.

(9)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(10)	This Senior Loan will settle after April 30, 2021, at which time the interest rate will be determined.

(11)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description. At April 30, 2021, the total value of unfunded loan commitments is $22,058,252.

(12)

The stated interest rate represents the weighted average interest rate at April 30, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(13)	Fixed-rate loan.

(14)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(15)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2021.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	190,826,272	EUR	162,273,060	Standard Chartered Bank	5/4/21	$—	$(4,266,457)

USD	3,987,550	EUR	3,358,125	State Street Bank and Trust Company	5/4/21	—	(49,755)

USD	195,451,217	EUR	162,273,060	Standard Chartered Bank	6/2/21	247,739	—

USD	192,678,859	EUR	163,420,121	Goldman Sachs International	6/30/21	—	(4,022,413)

USD	7,766,936	EUR	6,533,625	HSBC Bank USA, N.A.	6/30/21	—	(97,288)

USD	3,373,571	EUR	2,800,281	HSBC Bank USA, N.A.	6/30/21	3,002	—

USD	17,347,633	EUR	14,400,144	State Street Bank and Trust Company	6/30/21	14,843	—

USD	209,430,888	EUR	172,441,071	HSBC Bank USA, N.A.	7/30/21	1,741,922	—

USD	41,061,370	GBP	29,446,465	State Street Bank and Trust Company	7/30/21	384,862	—

						$2,392,368	$(8,435,913)

Abbreviations:

DIP	–	Debtor In Possession

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

41	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2021

Unaffiliated investments, at value (identified cost, $8,557,941,551)	$8,481,892,633

Affiliated investment, at value (identified cost, $216,261,966)	216,261,966

Cash	26,248,552

Deposits for derivatives collateral — forward foreign currency exchange contracts	11,580,000

Interest receivable	20,596,298

Dividends receivable from affiliated investment	10,614

Receivable for investments sold	9,229,704

Receivable for open forward foreign currency exchange contracts	2,392,368

Prepaid upfront fees on notes payable	3,486,680

Prepaid expenses	238,335

Total assets	$8,771,937,150

Liabilities

Notes payable	$1,225,000,000

Cash collateral due to brokers	50,000

Payable for investments purchased	516,340,899

Payable for when-issued securities	2,249,253

Payable for open forward foreign currency exchange contracts	8,435,913

Due to custodian — foreign currency, at value (identified cost, $4,277,903)	4,272,369

Payable to affiliates:

Investment adviser fee	2,737,724

Trustees’ fees	9,042

Accrued expenses	2,701,443

Total liabilities	$1,761,796,643

Net Assets applicable to investors’ interest in Portfolio	$7,010,140,507

42	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2021

Interest and other income	$154,370,965

Dividends (net of foreign taxes, $121,906)	3,335,332

Dividends from affiliated investment	69,825

Total investment income	$157,776,122

Expenses

Investment adviser fee	$15,347,730

Trustees’ fees and expenses	54,250

Custodian fee	627,653

Legal and accounting services	252,736

Interest expense and fees	11,342,974

Miscellaneous	130,814

Total expenses	$27,756,157

Net investment income	$130,019,965

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(16,507,430)

Foreign currency transactions	498,025

Forward foreign currency exchange contracts	(3,191,132)

Net realized loss	$(19,200,537)

Change in unrealized appreciation (depreciation) —

Investments	$284,231,824

Foreign currency	(1,478,047)

Forward foreign currency exchange contracts	(11,609,592)

Net change in unrealized appreciation (depreciation)	$271,144,185

Net realized and unrealized gain	$251,943,648

Net increase in net assets from operations	$381,963,613

43	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020

From operations —

Net investment income	$130,019,965	$300,092,011

Net realized loss	(19,200,537)	(412,040,910)

Net change in unrealized appreciation (depreciation)	271,144,185	22,471,751

Net increase (decrease) in net assets from operations	$381,963,613	$(89,477,148)

Capital transactions —

Contributions	$1,415,048,918	$656,651,110

Withdrawals	(236,306,277)	(2,461,193,007)

Net increase (decrease) in net assets from capital transactions	$1,178,742,641	$(1,804,541,897)

Net increase (decrease) in net assets	$1,560,706,254	$(1,894,019,045)

Net Assets

At beginning of period	$5,449,434,253	$7,343,453,298

At end of period	$7,010,140,507	$5,449,434,253

44	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2021

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended April 30, 2021

Net increase in net assets from operations	$381,963,613

Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:

Investments purchased	(2,202,590,351)

Investments sold and principal repayments	1,230,094,333

Increase in short-term investments, net	(104,867,741)

Net amortization/accretion of premium (discount)	(5,036,151)

Amortization of prepaid upfront fees and other fees on notes payable	2,712,091

Increase in interest receivable	(250,924)

Decrease in dividends receivable from affiliated investment	225

Decrease in receivable for open forward foreign currency exchange contracts	3,173,679

Decrease in prepaid expenses	150,310

Decrease in payable for cash collateral due to brokers	(2,400,000)

Increase in payable for open forward foreign currency exchange contracts	8,435,913

Increase in payable to affiliate for investment adviser fee	229,067

Increase in accrued expenses	710,739

Increase in unfunded loan commitments	6,353,253

Net change in unrealized (appreciation) depreciation from investments	(284,231,824)

Net realized loss from investments	16,507,430

Net cash used in operating activities	$(949,046,338)

Cash Flows From Financing Activities

Proceeds from capital contributions	$1,415,048,918

Payments for capital withdrawals	(236,306,277)

Proceeds from notes payable	370,000,000

Repayments of notes payable	(625,000,000)

Payment of prepaid upfront fees on notes payable	(4,087,500)

Increase in due to custodian — foreign currency	4,272,369

Net cash provided by financing activities	$923,927,510

Net decrease in cash and restricted cash*	$(25,118,828)

Cash and restricted cash at beginning of period	$62,947,380

Cash and restricted cash at end of period	$37,828,552

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings	$12,560,559

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(519).

45	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2021

Statement of Cash Flows (Unaudited) — continued

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

April 30, 2021

Cash	$26,248,552

Deposits for derivatives collateral —

forward foreign currency exchange contracts	11,580,000

Total cash and restricted cash as shown on the Statement of Cash Flows	$37,828,552

46	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2021

Financial Highlights

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2020	2019	2018	2017	2016

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.55	%(1)	0.56%	0.55%	0.51%	0.52%	0.58%

Interest and fee expense	0.38	%(1)	0.60%	0.88%	0.47%	0.34%	0.44%

Total expenses	0.93	%(1)	1.16%	1.43%	0.98%	0.86%	1.02%

Net investment income	4.35	%(1)	4.86%	5.63%	4.92%	4.68%	5.52%

Portfolio Turnover	15	%(2)	30%	17%	29%	39%	38%

Total Return	6.92	%(2)	0.39%	2.04%	5.41%	6.43%	8.32%

Net assets, end of period (000’s omitted)	$7,010,141		$5,449,434	$7,343,453	$10,969,159	$7,797,557	$5,325,638

(1)	Annualized.

(2)	Not annualized.

47	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2021, Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance Short Duration Inflation-Protected Income Fund held an interest of 95.3%, 3.6% and 1.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

48

Senior Debt Portfolio

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2021, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2021, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Securities purchased on a delayed delivery or when-issued basis are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

49

Senior Debt Portfolio

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

K  Interim Financial Statements — The interim financial statements relating to April 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Portfolio. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Portfolio entered into a new investment advisory agreement (the “New Agreement”) with BMR, which took effect on March 1, 2021. The Portfolio’s prior fee reduction agreement was incorporated into the New Agreement. Pursuant to the New Agreement (and the Portfolio’s investment advisory agreement with BMR in effect prior to March 1, 2021), the fee is computed at an annual rate of 0.5000% of the Portfolio’s average daily gross assets up to and including $1 billion, 0.4500% in excess of $1 billion up to and including $2 billion, 0.4000% in excess of $2 billion up to and including $7 billion, 0.3875% in excess of $7 billion up to and including $10 billion, 0.3750% in excess of $10 billion up to and including $15 billion and 0.3625% of average daily gross assets in excess of $15 billion, and is payable monthly. Gross assets of the Portfolio are calculated by deducting all liabilities of the Portfolio except the principal amount of any indebtedness for money borrowed, including debt securities issued by the Portfolio. For the six months ended April 30, 2020, the Portfolio’s investment adviser fee totaled $15,347,730 or 0.51% (annualized) of the Portfolio’s average daily net assets. The Portfolio may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities, paydowns and principal repayments on Senior Loans, aggregated $2,534,644,028 and $1,147,886,986, respectively, for the six months ended April 30, 2021.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$8,780,143,657

Gross unrealized appreciation	$77,596,516

Gross unrealized depreciation	(165,629,119)

Net unrealized depreciation	$(88,032,603)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2021 is included in the Portfolio of Investments. At April 30, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would

50

Senior Debt Portfolio

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2021, the fair value of derivatives with credit-related contingent features in a net liability position was $8,435,913. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $11,530,000 at April 30, 2021.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2021.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2021 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)

Forward foreign currency exchange contracts	$2,392,368	$(8,435,913)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2021.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

HSBC Bank USA, N.A.	$1,744,924	$(97,288)	$(626,682)	$—	$1,020,954

Standard Chartered Bank	247,739	(247,739)	—	—	—

State Street Bank and Trust Company	399,705	(49,755)	(349,950)	—	—

	$2,392,368	$(394,782)	$(976,632)	$—	$1,020,954

51

Senior Debt Portfolio

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Goldman Sachs International	$(4,022,413)	$—	$—	$4,022,413	$—

HSBC Bank USA, N.A.	(97,288)	97,288	—	—	—

Standard Chartered Bank	(4,266,457)	247,739	—	4,018,718	—

State Street Bank and Trust Company	(49,755)	49,755	—	—	—

	$(8,435,913)	$394,782	$—	$8,041,131	$—

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2021 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$(3,191,132)	$(11,609,592)

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2021, which is indicative of the volume of this derivative type, was approximately $760,258,000.

6  Revolving Credit and Security Agreement

The Portfolio has entered into a Revolving Credit and Security Agreement, as amended (the Loan Facility) with certain Citibank, N.A. (“Citi”) sponsored conduits (the “Conduit Lenders”) that issue commercial paper, certain banks (the “Direct Lenders”) and Citi as secondary lender (together with any other secondary lenders, the “Secondary Lenders”) and as agent (the “Agent”) for the Conduit Lenders, the Direct Lenders and the Secondary Lenders that allows it to borrow up to $2.725 billion ($2.625 billion prior to March 8, 2021) and to invest the borrowings in accordance with its investment practices. Borrowings under the Loan Facility are secured by the assets of the Portfolio and is in effect through March 7, 2022. In connection with borrowings from a Conduit Lender, the Portfolio pays to the Conduit Lender an amount equal to the Conduit Lender’s cost of borrowing (i.e., the interest payable on commercial paper issued by such Conduit Lender) plus a dealer commission (collectively, the “CP Rate”) multiplied by the principal amount of the advance to the Portfolio under the Loan Facility. In addition, the Portfolio pays a drawn fee to Citi on behalf of the Conduit Lenders equal to 0.90% per annum (0.85% prior to March 8, 2021) on its outstanding borrowings, a liquidity fee payable to the Secondary Lenders equal to 0.15% or 0.25% per annum of the undrawn amount under the Loan Facility depending on the amount borrowed by the Portfolio thereunder, and an upfront fee equal to 0.15% (0.10% prior to March 8, 2021) of the total commitment amount under the Loan Facility. The Portfolio pays substantially similar fees with respect to borrowings from the Direct Lenders, but it pays one-month LIBOR (or such other duration as approved by the Agent) on advances rather than the CP Rate. In the event that the Conduit Lenders are unable to fund their commitment and the Secondary Lenders provide backstop liquidity, the Portfolio is charged an interest rate similar to that paid to the Direct Lenders but a drawn fee that is substantially higher than the drawn fee paid to the Direct Lenders. Drawn and liquidity fees for the six months ended April 30, 2021 totaled $7,466,827 and are included in interest expense and fees on the Statement of Operations. In connection with the renewal of the Loan Facility on March 8, 2021, the Portfolio paid upfront fees of $4,087,500. These upfront fees are being amortized to interest expense through March 7, 2022. The unamortized balance at April 30, 2021 is approximately $3,487,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. At April 30, 2021, the Portfolio had borrowings outstanding under the Loan Facility of $1,225,000,000 at an annual interest rate of 0.13%. Based on the short-term nature of borrowings under the Loan Facility and the variable interest rate, the carrying amount of the borrowings at April 30, 2021 approximated its fair value. If measured at fair value, borrowings under the Loan Facility would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2021. For the six months ended April 30, 2021, the average borrowings under the Loan Facility and the average annual interest rate (excluding fees) were $1,356,878,453 and 0.17%, respectively.

52

Senior Debt Portfolio

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

7  Investments in Affiliated Funds

At April 30, 2021, the value of the Portfolio’s investment in affiliated funds was $216,261,966, which represents 3.1% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$111,394,225	$1,586,825,888	$(1,481,958,147)	$—	$—	$216,261,966	$69,825	216,261,966

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Asset-Backed Securities	$—	$279,415,333	$—	$279,415,333

Common Stocks	16,607,811	44,186,585	16,861,927	77,656,323

Convertible Preferred Stocks	—	4,053,353	—	4,053,353

Corporate Bonds	—	434,638,586	—	434,638,586

Exchange-Traded Funds	36,865,730	—	—	36,865,730

Preferred Stocks	—	1,266,346	0	1,266,346

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	7,635,449,599	10,827,579	7,646,277,178

Warrants	—	1,663,826	0	1,663,826

Miscellaneous	—	55,958	0	55,958

Short-Term Investments	—	216,261,966	—	216,261,966

Total Investments	$53,473,541	$8,616,991,552	$27,689,506	$8,698,154,599

Forward Foreign Currency Exchange Contracts	$—	$2,392,368	$—	$2,392,368

Total	$53,473,541	$8,619,383,920	$27,689,506	$8,700,546,967

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(8,435,913)	$—	$(8,435,913)

Total	$—	$(8,435,913)	$—	$(8,435,913)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

53

Senior Debt Portfolio

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2021 is not presented.

9  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

LIBOR Transition Risk

Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing certain LIBOR settings on December 31, 2021, and the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR is expected to be defined in advance of the anticipated discontinuation, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate or rates. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

54

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2021

Joint Special Meeting of Shareholders (Unaudited)

Eaton Vance Floating-Rate Advantage Fund (the “Fund”) held a Joint Special Meeting of Shareholders on February 18, 2021 for the following purposes: (1) to approve a new investment advisory agreement with Eaton Vance Management to serve as the Fund’s investment adviser (“Proposal 1”); and (2) to provide voting instructions to the Fund, which invests pursuant to a master-feeder arrangement, with respect to the approval of a new investment advisory agreement with Boston Management and Research to serve as investment adviser to Senior Debt Portfolio (“Proposal 2”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

Proposal 1	275,366,898.504	4,252,055.087	12,553,917.967	0

Proposal 2	275,081,902.513	4,144,836.051	12,946,132.995	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on Proposal 1 and Proposal 2.

Interestholder Meeting

Senior Debt Portfolio (the “Portfolio”) held a Joint Special Meeting of Interestholders on February 19, 2021 in order to approve a new investment advisory agreement with Boston Management and Research to serve as the Portfolio’s investment adviser (the “Proposal”). The interestholder meeting results are as follows:

For	Against	Abstain(1)

94.120%	1.424%	4.446%

Results may not total 100% due to rounding.

(1)	Abstentions were treated as interests that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.

55

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2021

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

Even though the following description of the Board’s (as defined below) consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Eaton Vance Floating-Rate Advantage Fund and Senior Debt Portfolio. As defined below, Eaton Vance Floating-Rate Advantage Fund is a New IAA Series.

Fund	Investment Adviser	Investment Sub-Adviser

Eaton Vance Floating-Rate Advantage Fund	Eaton Vance Management	None

Senior Debt Portfolio	Boston Management and Research	None

At a meeting held on November 24, 2020 (the “November Meeting”), the Board of each Eaton Vance open-end Fund, including the portfolios (each, a “Portfolio”) in which each such Fund invests, as applicable (each, a “Fund” and, collectively, the “Funds”), which also includes each Fund organized as a feeder fund in a master-feeder structure that does not currently have an investment advisory agreement or, as applicable, an investment sub-advisory agreement in place (the “New IAA Series”), including a majority of the Board members (the “Independent Trustees”) who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Funds, Eaton Vance Management (“EVM”) or Boston Management and Research (“BMR” and, together with EVM, the “Advisers”), voted to approve a new investment advisory agreement between each Fund and either EVM or BMR (the “New Investment Advisory Agreements”) and, for certain Funds, a new investment sub-advisory agreement between an Adviser and the applicable Sub-Adviser (the “New Investment Sub-Advisory Agreements”(1) and, together with the New Investment Advisory Agreements, the “New Agreements”), each of which is intended to go into effect upon the completion of the Transaction (as defined below), as more fully described below. In voting its approval of the New Agreements at the November Meeting, the Board relied on an order issued by the Securities and Exchange Commission in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.

In voting its approval of the New Agreements, the Board of each Fund relied upon the recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to and during meetings leading up to the November Meeting, the Contract Review Committee reviewed and discussed information furnished by the Advisers, the Sub-Advisers, and Morgan Stanley, as requested by the Independent Trustees, that the Contract Review Committee considered reasonably necessary to evaluate the terms of the New Agreements and to form its recommendation. Such information included, among other things, the terms and anticipated impacts of Morgan Stanley’s pending acquisition of Eaton Vance Corp. (the “Transaction”) on the Funds and their shareholders. In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their respective shareholders, the Board and its Contract Review Committee also considered information furnished for prior meetings of the Board and its committees, including information provided in connection with the annual contract review process for the Funds, which most recently culminated in April 2020 (the “2020 Annual Approval Process”).

The Board of each Fund, including the Independent Trustees, concluded that the applicable New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement, including the fees payable thereunder, was fair and reasonable, and it voted to approve the New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement and to recommend that shareholders do so as well.

Shortly after the announcement of the Transaction, the Board, including all of the Independent Trustees, met with senior representatives from the Advisers and Morgan Stanley at its meeting held on October 13, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders. As part of the Board’s evaluation process, counsel to the Independent Trustees, on behalf of the Contract Review Committee, requested additional information to assist the Independent Trustees in their evaluation of the New Agreements and the implications of the Transaction, as well as other contractual arrangements that may be affected by the Transaction. The Contract Review Committee considered information furnished by the Advisers and Morgan Stanley, their respective affiliates, and, as applicable, the Sub-Advisers during meetings on November 5, 2020, November 10, 2020, November 13, 2020, November 17, 2020 and November 24, 2020.

During its meetings on November 10, 2020 and November 17, 2020, the Contract Review Committee further discussed the approval of the New Agreements with senior representatives of the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley. The representatives from the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley each made presentations to, and responded to questions from, the Independent Trustees. The Contract Review Committee considered the Advisers’, the Affiliated Sub-Advisers’ and Morgan Stanley’s responses related to the Transaction and specifically to the Funds, as well as information received in connection with the 2020 Annual Approval Process, with respect to its evaluation of the New Agreements. Among other information, the Board considered:

(1)

With respect to certain of the Funds, the applicable Adviser is currently a party to a sub-advisory agreement (collectively, the “Current Sub-Advisory Agreements”) with Atlanta Capital Management Company, LLC (“Atlanta Capital”), BMO Global Asset Management (Asia) Limited, Eaton Vance Advisers International Ltd. (“EVAIL”), Goldman Sachs Asset Management, L.P., Hexavest Inc. (“Hexavest”), Parametric Portfolio Associates LLC (“Parametric”) or Richard Bernstein Advisors LLC (collectively, the “Sub-Advisers” and, with respect to Atlanta Capital, EVAIL, Hexavest and Parametric, each an affiliate of the Advisers, the “Affiliated Sub-Advisers”). Accordingly, references to the “Sub-Advisers,” the “Affiliated Sub-Advisers” or the “New Sub-Advisory Agreements” are not applicable to all Funds.

56

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

Information about the Transaction and its Terms

•

Information about the material terms and conditions, and expected impacts, of the Transaction that relate to the Funds, including the expected impacts on the businesses conducted by the Advisers, the Affiliated Sub-Advisers and Eaton Vance Distributors, Inc., as the distributor of Fund shares;

•	Information about the advantages of the Transaction as they relate to the Funds and their shareholders;

•	A commitment that the Funds would not bear any expenses, directly or indirectly, in connection with the Transaction;

•

A commitment that, for a period of three years after the Closing, at least 75% of each Fund’s Board members must not be “interested persons” (as defined in the 1940 Act) of the investment adviser (or predecessor investment adviser, if applicable) pursuant to Section 15(f)(1)(A) of the 1940 Act;

•

A commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction;

•

Information with respect to personnel and/or other resources of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as a result of the Transaction, as well as any expected changes to compensation, including any retention-based compensation intended to incentivize key personnel at the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	Information regarding any changes that are expected with respect to the Funds’ slate of officers as a result of the Transaction;

Information about Morgan Stanley

•	Information about Morgan Stanley’s overall business, including information about the advisory, brokerage and related businesses that Morgan Stanley operates;

•	Information about Morgan Stanley’s financial condition, including its access to capital and other resources required to support the investment advisory businesses related to the Funds;

•

Information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy, and any changes that Morgan Stanley contemplates implementing to the Funds in the short- or long-term following the closing of the Transaction (the “Closing”);

•

Information regarding risk management functions at Morgan Stanley and its affiliates, including how existing risk management protocols and procedures may impact the Funds and/or the businesses of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as they relate to the Funds;

•

Information on the anticipated benefits of the Transaction to the Funds with respect to potential additional distribution capabilities and the ability to access new markets and customer segments through Morgan Stanley’s distribution network, including, in particular, its institutional client base;

•

Information regarding the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;

Information about the New Agreements for Funds other than the New IAA Series

•	A representation that, after the Closing, all of the Funds will continue to be advised by their current Adviser and Sub-Adviser, as applicable;

•

Information regarding the terms of the New Agreements, including certain changes as compared to the current investment advisory agreement between each Fund and its Adviser (collectively, the “Current Advisory Agreements”) and, as applicable, the current investment sub-advisory agreement between a Fund and a Sub-Adviser (together with the Current Advisory Agreements, the “Current Agreements”);

•	Information confirming that the fee rates payable under the New Agreements are not changed as compared to the Current Agreements;

•

A representation that the New Agreements will not cause any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers to the Funds and their respective shareholders, including with respect to compliance and other non-advisory services;

Information about the New Agreements for the New IAA Series

•	Information regarding the terms of the New Agreements;

•

Information confirming that no increase in management fees will result from the New Agreements because the Adviser will not charge a management fee with respect to New IAA Series assets invested in an underlying Portfolio or other investment company for which the Adviser or its affiliates serve as investment adviser and receive an advisory fee;

•

A representation that the New Agreements will not cause any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers to the Funds and their respective shareholders, including with respect to compliance and other non-advisory services;

Information about Fund Performance, Fees and Expenses

•

A report from an independent data provider comparing the investment performance of each Fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods as of the 2020 Annual Approval Process, as well as performance information as of a more recent date;

•

A report from an independent data provider comparing each Fund’s total expense ratio (and its components) to those of comparable funds as of the 2020 Annual Approval Process, as well as fee and expense information as of a more recent date;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the Advisers in consultation with the Portfolio Management Committee of the Board as of the 2020 Annual Approval Process, as well as corresponding performance information as of a more recent date;

57

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

•

Comparative information concerning the fees charged and services provided by the Adviser and the Sub-Adviser to each Fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such Fund(s), if any;

•

Profitability analyses of the Advisers and the Affiliated Sub-Advisers, as applicable, with respect to each of the Funds as of the 2020 Annual Approval Process, as well as information regarding the impact of the Transaction on profitability;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services currently provided and expected to be provided to each Fund after the Transaction, as well as each of the Funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of Fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about any changes to the policies and practices of the Advisers and, as applicable, each Fund’s Sub-Adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information regarding the impact on trading and access to capital markets associated with the Funds’ affiliations with Morgan Stanley and its affiliates, including potential restrictions with respect to the Funds’ ability to execute portfolio transactions with Morgan Stanley and its affiliates;

Information about the Advisers and the Sub-Advisers

•

Information about the financial results and condition of the Advisers and the Affiliated Sub-Advisers since the culmination of the 2020 Annual Approval Process and any material changes in financial condition that are reasonably expected to occur before and after the Closing;

•

Information regarding contemplated changes to the individual investment professionals whose responsibilities include portfolio management and investment research for the Funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable, post-Closing;

•	The Code of Ethics of the Advisers and their affiliates, including the Affiliated Sub-Advisers, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Advisers and their affiliates, including the Affiliated Sub-Advisers, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	A description of the Advisers’ oversight of the Sub-Advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by the Advisers and their affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by EVM and/or administrator to each of the Funds;

•	Confirmation that the Advisers intend to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies;

•	Information regarding Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;

•	Confirmation that the Advisers’ current senior management teams have indicated their strong support of the Transaction; and

•

Information regarding the fact that Morgan Stanley and Eaton Vance Corp. will each derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered.

As indicated above, the Board and its Contract Review Committee also considered information received at its regularly scheduled meetings throughout the year, which included information from portfolio managers and other investment professionals of the Advisers and the Sub-Advisers regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the Funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the Funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the Funds, and received and participated in reports and presentations provided by the Advisers and their affiliates, including the Affiliated Sub-Advisers, with respect to such matters.

The Contract Review Committee was advised throughout the evaluation process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating the New Agreements and the weight to be given to each such factor. The conclusions reached with respect to the New Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Independent Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Agreements.

58

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services

In considering whether to approve the New Agreements, the Board evaluated the nature, extent and quality of services currently provided to each Fund by the Advisers and, as applicable, the Sub-Advisers under the Current Agreements (for the New IAA Series, the Board considered the nature, extent and quality of services provided to the respective Portfolios, as applicable). In evaluating the nature, extent and quality of services to be provided by the Advisers and the Sub-Advisers under the New Agreements, the Board considered, among other information, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Advisers and the Sub-Advisers, and that Morgan Stanley and the Advisers have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers, as applicable, to the Funds and their shareholders, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction.

The Board also considered the financial resources of Morgan Stanley and the Advisers and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Funds of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility. In this regard, the Board considered information provided by Morgan Stanley regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition, as well as information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy and any changes that Morgan Stanley contemplates in the short- or long-term following the Closing. The Board also noted Morgan Stanley’s and the Advisers’ commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers, and existing Morgan Stanley affiliates and their respective personnel.

The Board considered the Advisers’ and the Sub-Advisers’ management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to each Fund. In particular, the Board considered the abilities and experience of the Advisers’ and, as applicable, the Sub-Advisers’ investment professionals in implementing each Fund’s investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Advisers and other factors, including the reputation and resources of the Advisers to recruit and retain highly qualified research, advisory and supervisory investment professionals. With respect to the recruitment and retention of key personnel, the Board noted information from Morgan Stanley and the Advisers regarding the benefits of joining Morgan Stanley. In addition, the Board considered the time and attention devoted to the Funds by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. With respect to the foregoing, the Board also considered information from the Advisers and Morgan Stanley regarding the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which the Advisers or their affiliates may be subject in managing the Funds and in connection with the Transaction.

The Board considered the compliance programs of the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Advisers and their affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority. The Board also considered certain information relating to the compliance record of Morgan Stanley and its affiliates, including information requests in recent years from regulatory authorities. With respect to the foregoing, including the compliance programs of the Advisers and the Sub-Advisers, the Board noted information regarding the impacts of the Transaction, as well as the Advisers’ and Morgan Stanley’s commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers and existing Morgan Stanley affiliates and their respective personnel.

The Board considered other administrative services provided and to be provided or overseen by the Advisers and their affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges. The Board noted information that the Transaction was not expected to have any material impact on such matters in the near-term.

In evaluating the nature, extent and quality of the services to be provided under the New Agreements, the Board also considered investment performance information provided for each Fund in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. In this regard, the Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and, for certain Funds, a custom peer group of similarly managed funds. The Board also considered, where applicable, Fund-specific performance explanations based on criteria established by the Board in connection with the 2020 Annual Approval Process and, where applicable, performance explanations as of a more recent date. In addition to the foregoing information, it was also noted that the Board has received and discussed with management information throughout the year at periodic intervals comparing each Fund’s performance against applicable benchmark indices and peer groups. In addition, the Board considered each Fund’s performance in light of overall financial market conditions. Where a Fund’s relative underperformance to its peers was significant during one or more specified periods, the Board noted the explanation from the applicable Adviser concerning the Fund’s relative performance versus its peer group.

59

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, and based on their review of the materials provided and the assurances received from, and recommendations of, the Advisers and Morgan Stanley, the Board determined that the Transaction was not expected to adversely affect the nature, extent and quality of services provided to the Funds by the Advisers and their affiliates, including the Affiliated Sub-Advisers, and that the Transaction was not expected to have an adverse effect on the ability of the Advisers and their affiliates, including the Affiliated Sub-Advisers, to provide those services. The Board concluded that the nature, extent and quality of services expected to be provided by the Advisers and the Sub-Advisers, taken as a whole, are appropriate and expected to be consistent with the terms of the New Agreements.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”) in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. As part of its review, the Board considered each Fund’s management fees and total expense ratio over various periods, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors, and, where applicable, certain Fund-specific factors, that had an impact on a Fund’s total expense ratio relative to comparable funds, as identified by the Advisers in response to inquiries from the Contract Review Committee. The Board considered that the New Agreements do not change a Fund’s management fee rate or the computation method for calculating such fees, including any separately executed permanent contractual management fee reduction currently in place for the Fund. The Board also considered that, for the New IAA Series, no increase in management fees will result from the New Agreements because the Adviser will not charge a management fee with respect to New IAA Series assets invested in an underlying Portfolio or other investment company for which the Adviser or its affiliates serve as investment adviser and receive an advisory fee.

The Board also received and considered, where applicable, information about the services offered and the fee rates charged by the Advisers and the Sub-Advisers to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as a Fund. In this regard, the Board received information about the differences in the nature and scope of services the Advisers and the Sub-Advisers, as applicable, provide to the Funds as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Advisers and such Sub-Advisers as between each Fund and other types of accounts.

After considering the foregoing information, and in light of the nature, extent and quality of the services expected to be provided by the Advisers and the Sub-Advisers, the Board concluded that the management fees charged for advisory and related services are reasonable with respect to its approval of the New Agreements.

Profitability and “Fall-Out” Benefits

During the 2020 Annual Approval Process, the Board considered the level of profits realized by the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers, in providing investment advisory and administrative services to the Funds and to all Eaton Vance funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Advisers and their affiliates to third parties in respect of distribution or other services. In light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Advisers and their affiliates, including the Sub-Advisers, were not deemed to be excessive by the Board.

The Board noted that Morgan Stanley and the Advisers are expected to realize, over time, cost savings from the Transaction based on eliminating duplicate corporate overhead expenses. The Board considered, however, information from the Advisers and Morgan Stanley that such cost savings are not expected to be realized immediately upon the Closing and that, accordingly, there are currently no specific expected changes in the levels of profitability associated with the advisory and other services provided to the Funds that are contemplated as a result of the Transaction. The Board noted that it will continue to receive information regarding profitability during its annual contract review processes, including the extent to which cost savings and/or other efficiencies result in changes to profitability levels.

The Board also considered direct or indirect fall-out benefits received by the Advisers and their affiliates, including the Affiliated Sub-Advisers, in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Advisers and their affiliates as a result of securities transactions effected for the Funds and other investment advisory clients. In evaluating the fall-out benefits to be received by the Advisers and their affiliates under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits currently realized by the Advisers and their affiliates in connection with services provided pursuant to the Current Advisory Agreements.

The Board of each Fund considered that Morgan Stanley may derive reputational and other benefits from its ability to use the names of the Advisers and their affiliates in connection with operating and marketing the Funds. The Board considered that the Transaction, if completed, would significantly increase Morgan Stanley’s assets under management and expand Morgan Stanley’s investment capabilities.

Economies of Scale

The Board also considered the extent to which the Advisers and their affiliates, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific Fund or group of funds. As part of the 2020 Annual Approval Process, the

60

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

Board reviewed data summarizing the increases and decreases in the assets of the Funds and of all Eaton Vance funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Advisers and their affiliates may have been affected by such increases or decreases.

The Board noted that Morgan Stanley and the Advisers are expected to benefit from possible growth of the Funds resulting from enhanced distribution capabilities, including with respect to the Funds’ potential access to Morgan Stanley’s institutional client base. Based upon the foregoing, the Board concluded that the Funds currently share in the benefits from economies of scale, if any, when they are realized by the Advisers, and that the Transaction is not expected to impede a Fund from continuing to benefit from any future economies of scale realized by its Adviser.

Conclusion

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described above, the Contract Review Committee recommended to the Board approval of the New Agreements. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, unanimously voted to approve the New Agreements for the Funds and recommended that shareholders approve the New Agreements.

61

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2021

Officers and Trustees

Officers of Eaton Vance Floating-Rate Advantage Fund

Eric A. Stein

President

Deidre E. Walsh

Vice President

Maureen A. Gemma

Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Senior Debt Portfolio

Eric A. Stein

President

Deidre E. Walsh

Vice President

Maureen A. Gemma

Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Advantage Fund and Senior Debt Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

62

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

63

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

64

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

65

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Investment Adviser of Senior Debt Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7763    4.30.21

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: June 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: June 24, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: June 24, 2021